UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-0792

CNI Charter Funds
(Exact name of registrant as specified in charter)
________

400 North Roxbury Drive
Beverly Hills, CA 90210
 (Address of principal executive offices) (Zip code)

SEI Investments Distributors
1 Freedom Valley Drive
Oaks, PA 19456
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-889-0799

Date of fiscal year end: September 30, 2011

Date of reporting period: June 30, 2011

Item 1.   Schedule of Investments

Schedule of Investments
June 30, 2011 (Unaudited)

Government Money Market Fund

Description	Face Amount (000)	Value (000)

U.S. Government Agency Obligations [73.1%]
FAMC
5.500%, 07/15/11	$15,000	$15,028
FAMC DN (A)
0.054%, 07/06/11	59,250	59,249
0.080%, 07/22/11	28,000	27,999
FFCB
0.114%, 12/14/11(B)	50,000	50,000
FFCB DN (A)
0.230%, 08/08/11	38,140	38,131
0.251%, 09/16/11	25,000	24,986
FHLB
0.091%, 07/28/11(B)	25,000	25,000
0.200%, 08/03/11	25,000	25,000
0.137%, 09/15/11(B)	50,000	49,998
0.107%, 09/15/11(B)	50,000	50,002
0.156%, 09/26/11(B)	50,000	50,002
0.230%, 10/21/11	47,000	47,004
0.154%, 10/27/11(B)	40,000	39,999
0.300%, 11/08/11	50,000	50,001
0.260%, 11/23/11	50,000	49,995
0.750%, 12/21/11	55,000	55,125
0.370%, 01/04/12	10,440	10,453
0.180%, 01/24/12(B)	30,000	30,005
0.250%, 04/04/12	17,100	17,098
0.330%, 07/16/12	25,000	25,000
FHLB DN (A)
0.030%, 07/01/11	45,000	45,000
0.010%, 07/05/11	75,000	75,000
0.039%, 07/06/11	202,000	201,999
0.040%, 07/08/11	30,000	30,000
0.001%, 07/11/11	50,000	50,000
0.250%, 07/15/11	50,000	49,995
0.001%, 07/22/11	50,000	50,000
0.010%, 07/27/11	51,000	51,000
0.035%, 08/08/11	20,000	19,999
0.071%, 08/17/11	55,441	55,436
0.067%, 08/24/11	72,900	72,893
0.080%, 08/26/11	56,185	56,178
0.001%, 08/30/11	15,500	15,500
FHLMC DN (A)
0.048%, 07/05/11	33,550	33,550
0.045%, 07/06/11	7,000	7,000
0.150%, 08/02/11	30,000	29,996
0.010%, 08/03/11	10,300	10,300
0.030%, 08/12/11	3,200	3,200
0.134%, 10/03/11	60,626	60,605
0.180%, 12/13/11	50,000	49,958
FNMA
0.875%, 01/12/12	25,000	25,079

Description	Face Amount (000)	Value (000)

FNMA DN (A)
0.070%, 07/05/11	$50,000	$50,000
0.220%, 07/18/11	50,000	49,995
0.001%, 07/21/11	12,400	12,400
0.025%, 08/01/11(C)	2,450	2,450
0.040%, 08/03/11	50,000	49,998
0.110%, 08/22/11	50,000	49,992
0.160%, 09/01/11	50,000	49,986
0.040%, 09/21/11	50,000	49,996
0.100%, 10/03/11(C)	100,000	99,974
0.060%, 10/19/11	30,000	29,994
0.110%, 11/14/11	50,000	49,979
0.190%, 12/01/11	50,000	49,960
0.140%, 12/19/11	30,000	29,980
0.180%, 05/01/12	17,000	16,974

Total U.S. Government Agency Obligations
(Cost $2,324,441)		2,324,441

Other U.S. Government Related Security [3.2%]
Straight-A Funding
0.180%, 07/25/11	17,729	17,727
0.170%, 08/18/11	35,745	35,737
0.160%, 09/06/11	50,118	50,103
Total Other U.S. Government Related Security
(Cost $103,567)		103,567

Repurchase Agreements (D) [23.7%]
Bank of America
0.010%, dated 06/30/11, repurchased on 07/01/11, repurchase price $120,000,033 (collateralized by various U.S. Government obligations, ranging in par value $3,968,000-$18,095,000, 0.000%-7.250%, 07/18/11-05/15/30; with total market value $122,400,794)	120,000	120,000
Barclays
0.030%, dated 06/30/11, repurchased on 07/01/11, repurchase price $8,400,007 (collateralized by a FHLB obligation, par value $8,580,000, 0.000%, 12/27/12; with total market value $8,572,450)	8,400	8,400

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
June 30, 2011 (Unaudited)

Government Money Market Fund

Description	Face Amount (000)	Value (000)

Deutsche Bank
0.010%, dated 06/30/11, repurchased on 07/01/11, repurchase price $275,000,076 (collateralized by FNMA obligations, ranging in par value $42,494,000-$92,752,000, 0.000%-5.000%, 12/19/11-07/15/14; with total market value $280,500,105)	$275,000	$275,000
JPMorgan Chase
0.010%, dated 06/30/11, repurchased on 07/01/11, repurchase price $50,000,014 (collateralized by various U.S. Government obligations, ranging in par value $28,000-$3,777,000, 0.000%, 10/15/11-04/15/30; with total market value $51,000,350)	50,000	50,000
Nomura
0.010%, dated 06/30/11, repurchased on 07/01/11, repurchase price $300,000,083 (collateralized by various U.S. Government obligations, ranging in par value $4,600,000-$100,000,000, 0.000%-5.250%, 08/19/11-01/22/14; with total market value $306,000,895)	300,000	300,000

Total Repurchase Agreements
(Cost $753,400)		753,400

Total Investments [100.0%]
(Cost $3,181,408)†		$3,181,408

Percentages are based on Net Assets of $3,181,711 ($ Thousands).

†	For Federal tax purposes, Fund's aggregate tax cost is equal to book cost.
(A)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(B)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2011.
(C)	The rate reported is the effective yield at time of purchase.
(D)	Tri-Party Repurchase Agreement.

DN — Discount Note
FAMC — Federal Agriculture Mortgage Corporation
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association

As of June 30, 2011, all of the Fund’s investments are Level 2.

For the period ended June 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
June 30, 2011 (Unaudited)

Prime Money Market Fund

Description	Face Amount (000)	Value (000)

Commercial Paper [51.8%]
Banks [18.7%]
Banco Bilbao Vizcaya Argentaria (A)
0.531%, 07/06/11	$20,000	$19,999
Bank of America
0.120%, 07/01/11	15,000	15,000
Bank of Nova Scotia
0.060%, 07/01/11	20,000	20,000
Banque et Caisse d'Epargne de L'Etat
0.200%, 08/17/11	20,000	19,995
Bayerische Landesbank
0.220%, 07/05/11	20,000	19,999
Credit Agricole North America
0.220%, 08/01/11	20,000	19,996
0.165%, 07/06/11	25,000	24,999
Danske (A)
0.230%, 07/28/11	20,000	19,997
ING US Funding
0.300%, 07/14/11	20,000	19,998
JPMorgan Chase
0.050%, 07/07/11	25,000	25,000
Korea Development Bank
0.270%, 07/27/11	20,000	19,996
Landesbank Hessen-Thueringen (A)
0.370%, 08/11/11	20,000	19,992
Sumitomo Trust & Banking NY
0.290%, 08/30/11	20,000	19,990
UniCredit Bank Ireland (A)
0.480%, 07/15/11	10,000	9,998

Total Banks		274,959

Financial Services [13.3%]
American Honda Finance
0.190%, 09/02/11	17,900	17,894
BTM Capital (A)
0.300%, 07/01/11	18,000	18,000
0.300%, 09/01/11	20,000	19,990
Dexia Delaware
0.440%, 07/01/11	20,000	20,000
General Electric Capital
0.391%, 07/15/11	20,000	19,997
0.110%, 07/01/11	20,000	20,000
HSBC Finance
0.351%, 07/25/11	20,000	19,995
John Deere Credit (A)
0.110%, 07/27/11	11,000	10,999
0.100%, 07/01/11	8,000	8,000
Toyota Financial Services de Puerto Rico
0.370%, 07/11/11	20,000	19,998

Description	Face Amount (000)	Value (000)

Toyota Motor Credit
0.110%, 07/14/11	$20,000	$19,999

Total Financial Services		194,872

Food, Beverage & Tobacco [1.7%]
Nestle Capital (A)
0.010%, 07/05/11	25,000	25,000

Household Products [1.7%]
Procter & Gamble International Funding SCA (A)
0.080%, 07/11/11	25,000	24,999

Investment Banker/Broker Dealer [0.7%]
BNP Paribas Finance
0.451%, 08/23/11	10,000	9,993

Petroleum & Fuel Products [3.1%]
Chevron
0.030%, 07/01/11	25,000	25,000
0.030%, 07/06/11	20,000	20,000

Total Petroleum & Fuel Products		45,000

Retail [4.1%]
Target
0.080%, 07/05/11	20,000	20,000
0.080%, 07/25/11	15,000	14,999
Wal-Mart Stores (A)
0.060%, 07/11/11	25,000	25,000

Total Retail		59,999

Schools [2.0%]
University of California
0.170%, 08/09/11	5,000	4,999
0.130%, 08/10/11	25,000	24,997

Total Schools		29,996

Asset Backed [6.5%]
Arabella Finance (A)
0.370%, 07/01/11	15,000	15,000
Barton Capital (A)
0.130%, 07/12/11	20,000	19,999
Manhattan Asset Funding (A)
0.200%, 07/13/11	20,000	19,999
Royal Park Investments Funding
0.260%, 07/01/11(A)	20,000	20,000
0.260%, 07/07/11	20,000	19,999

Total Asset Backed		94,997

Total Commercial Paper
(Cost $759,815)		759,815

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
June 30, 2011 (Unaudited)

Prime Money Market Fund

Description	Face Amount (000)	Value (000)

U.S. Government Agency Obligations [4.8%]
FHLB
0.107%, 09/15/11(B)	$15,000	$15,000
0.154%, 10/27/11(B)	10,000	10,000
0.330%, 07/16/12	10,000	10,000
FHLB DN
0.001%, 07/21/11(C)	35,088	35,088

Total U.S. Government Agency Obligations
(Cost $70,088)		70,088

Corporate Bonds [2.4%]
Banks [1.4%]
Wachovia
5.300%, 10/15/11	20,000	20,288

Security Brokers & Dealers [1.0%]
Morgan Stanley, MTN
0.540%, 01/09/12(B)	15,000	14,993

Total Corporate Bonds
(Cost $35,281)		35,281

Certificates of Deposit [24.7%]
Banco Del Estado De Chile
0.460%, 07/06/11	22,575	22,575
0.200%, 07/06/11	25,000	25,000
Bank of Montreal
0.620%, 07/21/11	20,000	20,003
Bank of Montreal Chicago
0.276%, 10/31/11	25,000	25,000
Bank of Nova Scotia
0.110%, 07/15/11	25,000	25,000
Barclays Bank
0.450%, 02/10/12	17,000	17,000
0.540%, 05/14/12	25,000	25,000
BNP Paribas Finance
0.470%, 11/01/11	15,000	15,002
BNZ International Funding
0.336%, 05/22/12(A)	20,000	20,002
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.260%, 01/06/12	20,000	20,000
Landesbank Hessen-Thueringen
0.380%, 10/25/11	15,000	15,000
Natixis NY
0.150%, 07/01/11	25,000	25,000
0.570%, 08/11/11	10,200	10,201
Norinchukin Bank
0.280%, 09/01/11	16,000	16,000
Skandinaviska Enskilda Banken NY
0.360%, 08/05/11	20,000	20,000
Societe Generale NY
0.450%, 10/04/11	25,000	25,000
0.773%, 01/30/12	17,200	17,221

Description	Face Amount (000)/ Shares	Value (000)

Westpac Banking
0.276%, 06/15/12	$20,000	$20,000

Total Certificates of Deposit
(Cost $363,004)		363,004

Cash Equivalent [0.3%]
Goldman Sachs Financial Square Funds - Government Fund, 0.006%*	4,036,202	4,036

Total Cash Equivalent
(Cost $4,036)		4,036

Repurchase Agreements (D) [16.0%]
Bank of America
0.010%, dated 06/30/11, repurchased on 07/01/11, repurchase price $25,000,007 (collateralized by a FHLB obligation and a FNMA obligation, ranging in par value $8,660,000-$15,895,000, 0.220%-2.750%, 07/02/12-03/13/14; with total market value $25,500,212)	25,000	25,000
Barclays
0.030%, dated 06/30/11, repurchased on 07/01/11, repurchase price $60,000,050 (collateralized by a FHLMC obligation, par value $61,143,000, 0.000%, 05/06/13; with total market value $61,200,074)	60,000	60,000
Deutsche Bank
0.010%, dated 06/30/11, repurchased on 07/01/11, repurchase price $75,000,021 (collateralized by a FHLMC obligation and a FHLB obligation, ranging in par value $5,370,000-$71,042,000, 0.000%-1.500%, 12/27/11-01/16/13; with total market value $76,500,490)	75,000	75,000

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
June 30, 2011 (Unaudited)

Prime Money Market Fund

Description	Face Amount (000)	Value (000)

Nomura
0.010%, dated 06/30/11, repurchased on 07/01/11, repurchase price $75,000,021 (collateralized by various U.S. Government obligations, ranging in par value $1,000-$20,283,000, 0.000%-8.875%, 04/03/12-07/15/33; with total market value $76,500,925)	$75,000	$75,000

Total Repurchase Agreements
(Cost $235,000)		235,000

Total Investments [100.0%]
(Cost $1,467,224)†		$1,467,224

Percentages are based on Net Assets of $1,467,413 ($ Thousands).

*	The rate reported is the 7-day effective yield as of June 30, 2011.
†	For Federal tax purposes, Fund's aggregate tax cost is equal to book cost.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On June 30, 2011, the value of these securities amounted to $296,974 (000), representing 20.2% of the net assets of the Fund.

(B)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2011.
(C)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(D)	Tri-Party Repurchase Agreement.

DN — Discount Note
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA —Federal National Mortgage Association
MTN — Medium Term Note

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Paper	$—	$759,815	$—	$759,815
U.S. Government Agency Obligations	—	70,088	—	70,088
Corporate Bonds	—	35,281	—	35,281
Certificates of Deposit	—	363,004	—	363,004
Cash Equivalent	4,036	—	—	4,036
Repurchase Agreements	—	235,000	—	235,000
Total Investments in Securities	$4,036	$1,463,188	$—	$1,467,224

For the period ended June 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
June 30, 2011 (Unaudited)

California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)

Municipal Bonds [94.8%]
California [90.0%]
Bay Area Toll Authority, Ser A, RB (A) (B) (C)
0.020%, 04/01/36	$7,000	$7,000
Bay Area Toll Authority, Ser A-2, RB (A) (B) (C)
0.040%, 04/01/47	5,000	5,000
Bay Area Toll Authority, Ser C-1, RB (A) (B) (C)
0.040%, 04/01/45	10,200	10,200
Bay Area Toll Authority, Ser C-1, RB (A) (B) (C)
0.030%, 04/01/45	10,000	10,000
Bay Area Toll Authority, Ser C-3, RB (A) (B) (C)
0.050%, 04/01/45	1,000	1,000
Bay Area Toll Authority, Ser C-4, RB (A) (B) (C)
0.040%, 04/01/45	8,200	8,200
Bay Area Toll Authority, Ser E-3, RB (A) (B) (C)
0.040%, 04/01/47	5,000	5,000
Bay Area, Government Association Improvement Board, Windmere Ranch Project, SAB (D)
Pre-Refunded @ 102
6.200%, 09/02/11	1,950	2,008
California State, Department of Water Resource & Power, Ser C-1, RB (A) (C)
0.050%, 05/01/22	3,600	3,600
California State, Department of Water Resource & Power, Ser C-14, RB (A) (C)
0.040%, 05/01/22	990	990
California State, Department of Water Resource & Power, Ser C-4, RB (A) (C)
0.040%, 05/01/22	1,500	1,500
California State, Department of Water Resource & Power, Ser C-9, RB (A) (C)
0.050%, 05/01/22	6,000	6,000
California State, Economic Recovery Project, Ser B, GO (D)
Pre-Refunded @ 100
3.500%, 07/01/11	600	600
California State, Economic Recovery Project, Ser C-1, GO (A) (B) (C)
0.040%, 07/01/23	22,600	22,600
California State, Economic Recovery Project, Ser C-11, GO (A) (B) (C)
0.080%, 07/01/23	28,560	28,560

Description	Face Amount (000)	Value (000)

California State, Economic Recovery Project, Ser C-3, GO (A) (B) (C)
0.020%, 07/01/23	$1,800	$1,800
California State, Economic Recovery Project, Ser C-4, GO (A) (B) (C)
0.020%, 07/01/23	3,650	3,650
California State, Educational Facilities Authority, Stanford University Project, Ser L-4, RB (A) (C)
0.040%, 10/01/16	515	515
California State, Health Facilities Financing Authority, Luvile Salter Project, Ser B, RB (A) (C)
0.050%, 08/15/33	11,700	11,700
California State, Health Facilities Financing Authority, Ser A, RB (A) (B) (C)
0.050%, 10/01/23	1,800	1,800
California State, Health Facilities Financing Authority, Ser B, RB (A) (B) (C)
0.050%, 10/01/31	22,250	22,250
California State, Health Facilities Financing Authority, Ser C, RB (A) (B) (C)
0.070%, 10/01/31	9,475	9,475
California State, Health Facilities Financing Authority, Ser C, RB (A) (B) (C)
0.030%, 10/01/40	18,500	18,500
California State, Infrastructure & Economic Development Authority, J Paul Getty Trust Project, Ser A-2, RB (A) (C)
0.020%, 10/01/47	8,350	8,350
California State, Infrastructure & Economic Development Authority, J Paul Getty Trust Project, Ser B, RB (A) (C)
0.020%, 10/01/23	16,215	16,215
California State, Infrastructure & Economic Development Authority, J Paul Getty Trust Project, Ser B, RB (A) (C)
0.020%, 04/01/33	15,990	15,990
California State, Infrastructure & Economic Development Authority, J Paul Getty Trust Project, Ser D, RB (A) (C)
0.020%, 04/01/33	1,955	1,955

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
June 30, 2011 (Unaudited)

California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)

California State, Infrastructure & Economic Development Authority, Pacific Gas & Electric Project, Ser D, RB (A) (B) (C)
0.010%, 12/01/16	$4,000	$4,000
California State, Kindergarden Project, Ser A-2, GO (A) (B) (C)
0.020%, 05/01/34	23,550	23,550
California State, Kindergarden Project, Ser A-3, GO (A) (B) (C)
0.020%, 05/01/34	7,600	7,600
California State, Kindergarden Project, Ser A-8, GO (A) (B) (C)
0.060%, 05/01/34	25,400	25,400
California State, Kindergarden Project, Ser B-2, GO (A) (B) (C)
0.030%, 05/01/34	2,700	2,700
California State, Kindergarden Project, Ser B-5, GO (A) (B) (C)
0.060%, 05/01/34	9,200	9,200
California State, Ser A-2, GO (A) (B) (C)
0.020%, 05/01/33	4,275	4,275
California State, Ser B, Sub-Ser B-3, GO (A) (B) (C)
0.040%, 05/01/40	5,000	5,000
California State, Ser B-4, GO (A) (B) (C)
0.050%, 05/01/33	15,000	15,000
California State, Sub-Ser A-1, GO (A) (B) (C)
0.040%, 05/01/40	5,000	5,000
California State, Sub-Ser A-2, GO (A) (B) (C)
0.050%, 05/01/40	7,000	7,000
California Statewide, Communities Development Authority, John Muir Health Project, Ser A, RB (A) (B) (C)
0.010%, 08/15/36	18,800	18,800
California Statewide, Communities Development Authority, John Muir Health Project, Ser C, RB (A) (B) (C)
0.020%, 08/15/27	10,125	10,125
California Statewide, Communities Development Authority, Masters College Project, RB (A) (B) (C)
0.060%, 02/01/37	3,000	3,000

Description	Face Amount (000)	Value (000)

East Bay, Municipal Utility District, Ser A-2, RB (A) (C)
0.030%, 06/01/38	$14,900	$14,900
East Bay, Municipal Utility District, Sub-Ser A-1, RB (A) (C)
0.040%, 06/01/38	11,885	11,885
Eastern Municipal Water District, Ser B, COP (A) (C)
0.050%, 07/01/35	10,600	10,600
Eastern Municipal Water District, Ser D, COP (A) (C)
0.040%, 07/01/23	10,760	10,760
Elsinore Valley, Municipal Water District, Ser A, COP (A) (B) (C)
0.100%, 07/01/35	3,485	3,485
Elsinore Valley, Municipal Water District, Ser B, COP (A) (B) (C)
0.070%, 07/01/35	15,000	15,000
Glendale, Police Building Project, COP (A) (C)
0.100%, 06/01/30	17,300	17,300
Irvine, Improvement Board, Act 1915 Project, District #05-21, Ser A, COP (A) (B) (C)
0.040%, 09/02/31	10,000	10,000
Irvine, Improvement Board, Act 1915 Project, District #93-14, SAB (A) (B) (C)
0.020%, 09/02/25	2,500	2,500
Irvine, Improvement Board, Act 1915 Project, District #97-16, COP (A) (B) (C)
0.040%, 09/02/22	3,500	3,500
Irvine, Improvement Board, Act 1915 Project, District #97-17, SAB (A) (B) (C)
0.040%, 09/02/23	7,150	7,150
Long Beach, TRAN
2.000%, 09/30/11	2,000	2,008
Los Angeles County, TRAN
2.500%, 02/29/12	3,000	3,042
Los Angeles County, TRAN
2.500%, 03/30/12	2,500	2,539
Los Angeles County, Metropolitan Transportation Authority, Ser A1, RB (A) (C)
0.030%, 07/01/23	3,100	3,100
Los Angeles County, Metropolitan Transportation Authority, Ser A1, RB (A) (C)
0.040%, 07/01/31	12,665	12,665

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
June 30, 2011 (Unaudited)

California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)

Los Angeles County, Metropolitan Transportation Authority, Ser A2, RB (A) (C)
0.030%, 07/01/23	$7,400	$7,400
Los Angeles County, Metropolitan Transportation Authority, Ser A3, RB (A) (C)
3.000%, 07/01/31	25	25
Los Angeles County, Metropolitan Transportation Authority, Ser C2, RB (A) (B) (C)
0.030%, 07/01/25	9,325	9,325
Los Angeles County, Metropolitan Transportation Authority, Ser C4, RB, FGIC (A) (B) (C)
0.040%, 07/01/25	2,400	2,400
Los Angeles County, Ser A, TRAN
2.500%, 02/29/12	3,000	3,043
Los Angeles, Community College District, Ser A, GO, NATL-RE (D)
Pre-Refunded @ 100
5.500%, 08/01/11	2,500	2,511
Los Angeles, Department of Water & Power, Sub-Ser A-3, RB (A) (C)
0.040%, 07/01/35	2,500	2,500
Los Angeles, Department of Water & Power, Sub-Ser B-1, RB (A) (C)
0.050%, 07/01/34	5,350	5,350
Los Angeles, Department of Water & Power, Sub-Ser B-2, RB (A) (C)
0.050%, 07/01/34	12,600	12,600
Los Angeles, Department of Water & Power, Sub-Ser B-2, RB (A) (C)
0.020%, 07/01/35	33,800	33,800
Los Angeles, Department of Water & Power, Sub-Ser B-3, RB (A) (C)
0.030%, 07/01/34	11,360	11,360
Los Angeles, Department of Water & Power, Sub-Ser B-3, RB (A) (C)
0.040%, 07/01/35	7,600	7,600
Los Angeles, Department of Water & Power, Sub-Ser B-4, RB (A) (C)
0.050%, 07/01/35	6,500	6,500

Description	Face Amount (000)	Value (000)

Los Angeles, Department of Water & Power, Sub-Ser B-5, RB (A) (C)
0.040%, 07/01/34	$10,400	$10,400
Los Angeles, Department of Water & Power, Sub-Ser B-6, RB (A) (C)
0.020%, 07/01/34	3,200	3,200
Los Angeles, Unified School District, Administration Building III Project, Ser B, COP (A) (B) (C)
0.050%, 10/01/31	10,360	10,360
Los Angeles, Wastewater Systems Authority, Sub-Ser A, RB (A) (B) (C)
0.040%, 06/01/28	6,400	6,400
Los Angeles, Wastewater Systems Authority, Sub-Ser B, RB (A) (B) (C)
0.030%, 06/01/28	9,720	9,720
Los Angeles, Wastewater Systems Authority, Sub-Ser C, RB (A) (B) (C)
0.040%, 06/01/28	11,510	11,510
Newport Beach, Hoag Memorial Hospital Project, Ser C, RB (A) (C)
0.040%, 12/01/40	14,200	14,200
Oakland-Alameda County, Coliseum Authority, Ser C-1, RB (A) (B) (C)
0.080%, 02/01/25	14,400	14,400
Oakland-Alameda County, Coliseum Authority, Ser C-2, RB (A) (B) (C)
0.050%, 02/01/25	3,500	3,500
Orange County, Sanitation District Authority, Ser B, COP (A) (C)
0.020%, 08/01/30	20,000	20,000
Orange County, Water District Authority, Ser A, COP (A) (B) (C)
0.060%, 08/01/42	16,850	16,850
Riverside County, Public Facilities Authority, Ser C, COP (A) (B) (C)
0.050%, 12/01/15	9,600	9,600
Riverside County, Ser A, TRAN
2.000%, 03/30/12	5,000	5,065
Riverside, Water Authority, Ser A, RB (A) (C)
0.160%, 10/01/35	5,000	5,000

CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
June 30, 2011 (Unaudited)

California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)

Sacramento County, Sanitation District Financing Authority, Sub-Ser D, RB (A) (B) (C)
0.020%, 12/01/39	$1,000	$1,000
Sacramento County, Sanitation District Financing Authority, Sub-Ser E, RB (A) (B) (C)
0.050%, 12/01/40	9,500	9,500
Sacramento, Municipal Utility District, Ser J, RB (A) (B) (C)
0.070%, 08/15/28	800	800
Sacramento, Municipal Utility District, Sub-Ser K, RB (A) (B) (C)
0.050%, 08/15/28	100	100
San Diego County, Regional Transportation Commission, Ser B, RB (A) (C)
0.050%, 04/01/38	12,980	12,980
San Diego, Water Authority, TECP, RB
0.140%, 10/06/11	3,000	3,000
San Diego, Water Authority, TECP, RB
0.160%, 12/01/11	13,100	13,100
Santa Clara County, Financing Authority, Multiple Facilities Projects, Ser M, RB (A) (B) (C)
0.050%, 05/15/35	10,105	10,105
Santa Clara County, Financing Authority, VMC Facility Replacement Project, Ser B, RB (A) (C)
0.070%, 11/15/25	14,820	14,820
Santa Clara Valley, Transportation Authority, Ser C, RB (A) (C)
0.050%, 08/01/36	12,000	12,000
Santa Clara Valley, Transportation Authority, Ser D, RB (A) (C)
0.050%, 04/01/36	20,800	20,800
Southern California, Metropolitan Water District, Ser A-1, RB (A) (C)
0.110%, 07/01/36	2,440	2,440
Southern California, Metropolitan Water District, Ser B-3, RB (A) (C)
0.020%, 07/01/35	10,400	10,400
Southern California, Metropolitan Water District, Water Works Authorization Project, Ser A-2, RB (A) (C)
0.040%, 07/01/23	650	650

Description	Face Amount (000)	Value (000)

Southern California, Metropolitan Water District, Water Works Authorization Project, Ser B, RB (A) (C)
0.050%, 07/01/28	$12,785	$12,785
Turlock, Irrigation District, Capital Improvement & Refunding Project, COP (A) (B) (C)
0.030%, 01/01/31	10,175	10,175
Turlock, Irrigation District, RB (A)
0.750%, 08/12/11	6,000	6,000
Tustin, Improvement Board Act, Reassessment District No. 95-2-A, Ser A, SAB (A) (B) (C)
0.030%, 09/02/13	6,603	6,603
University of California, Regents Medical Center, Ser B-1, RB (A) (C)
0.030%, 05/15/32	20,620	20,620

Total California		908,039

Colorado [0.2%]
Colorado State, Educational & Cultural Facilities Authority, National Jewish Fed Program, Ser A-8, RB (A) (B) (C)
0.050%, 09/01/35	1,600	1,600

Connecticut [0.9%]
Connecticut State, Health & Educational Facility Authority, Yale University Project, Ser V-1, RB (A) (C)
0.020%, 07/01/36	2,500	2,500
Connecticut State, Health & Educational Facility Authority, Yale University Project, Ser Y-2, RB (A) (C)
0.020%, 07/01/35	2,110	2,110
Connecticut State, Health & Educational Facility Authority, Yale University Project, Ser Y-3, RB (A) (C)
0.020%, 07/01/35	5,100	5,100

Total Connecticut		9,710

Massachusetts [1.0%]
Massachusetts, Health & Educational Facilities Authority, Tufts University, RB (A) (C)
0.030%, 02/15/26	4,310	4,310

CNI CHARTER FUNDS | PAGE 4

Schedule of Investments
June 30, 2011 (Unaudited)

California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)

University of Massachusetts, Building Authority, Ser 1, RB (A) (C)
0.050%, 11/01/34	$5,500	$5,500

Total Massachusetts		9,810

Texas [2.7%]
University of Texas, Ser A, RB (A) (C)
0.040%, 08/15/13	4,100	4,100
University of Texas, Ser B, RB (A) (C)
0.030%, 08/01/33	23,430	23,430

Total Texas		27,530

Total Municipal Bonds
(Cost $956,689)		956,689

Total Investments [94.8%]
(Cost $956,689) †		$956,689

Percentages are based on Net Assets of $1,009,101 ($ Thousands).

†	For Federal tax purposes, Fund's aggregate tax cost is equal to book cost.
(A)	Put and Demand Feature — The date reported is the final maturity, not the next reset or put date.
(B)	Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2011.
(D)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

COP — Certificate of Participation
FGIC — Financial Guaranty Insurance Company
GO — General Obligation
NATL-RE — National Public Finance Guarantee Corporation
RB — Revenue Bond
SAB — Special Assessment Board
Ser — Series
TECP — Tax Exempt Commercial Paper
TRAN — Tax and Revenue Anticipation Note

As June 30, 2011, all of the Fund’s investments are Level 2.

For the period ended June 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 5

Schedule of Investments
June 30, 2011 (Unaudited)

Limited Maturity Fixed Income Fund

Description	Face Amount (000)	Value (000)

Corporate Bonds [34.0%]
Aerospace & Defense [1.9%]
Boeing
5.000%, 03/15/14	$625	$687

Banks [15.2%]
ANZ National International
6.200%, 07/19/13	625	680
Bank of America
4.875%, 01/15/13	150	157
Bank of New York Mellon, MTN
5.000%, 03/23/12	150	155
Barclays Bank, MTN
4.500%, 03/10/17(A)	545	536
Citigroup
6.375%, 08/12/14	600	663
Credit Suisse NY, MTN
5.000%, 05/15/13	600	640
Goldman Sachs Group
5.125%, 01/15/15	600	644
JPMorgan Chase, MTN
2.050%, 01/24/14	600	605
Morgan Stanley
5.375%, 10/15/15	600	641
Wachovia, MTN
5.500%, 05/01/13	600	646
Wells Fargo
5.300%, 08/26/11	150	151

Total Banks		5,518

Computer System Design & Services [1.6%]
Hewlett-Packard
4.250%, 02/24/12	150	154
2.950%, 08/15/12	120	123
IBM
4.750%, 11/29/12	165	174
2.100%, 05/06/13	140	144

Total Computer System Design & Services		595

Drugs [0.5%]
Pfizer
4.450%, 03/15/12	170	175

Financial Services [7.7%]
Boeing Capital
6.500%, 02/15/12	150	156
Caterpillar Financial Services, MTN
5.750%, 02/15/12	150	155
CME Group
5.400%, 08/01/13	625	680
General Electric Capital, MTN
2.000%, 09/28/12	1,000	1,019
HSBC Finance
5.500%, 01/19/16	600	656

Description	Face Amount (000)	Value (000)

John Deere Capital, MTN
5.250%, 10/01/12	$150	$158

Total Financial Services		2,824

Food, Beverage & Tobacco [0.6%]
Coca-Cola Refreshments USA
3.750%, 03/01/12	170	174
PepsiCo
5.150%, 05/15/12	60	62

Total Food, Beverage & Tobacco		236

Foreign Governments [2.1%]
Province of Ontario Canada
4.100%, 06/16/14	600	650
1.875%, 11/19/12	125	127

Total Foreign Governments		777

Investment Banker/Broker Dealer [2.6%]
Goldman Sachs Group
6.600%, 01/15/12	115	118
Merrill Lynch, MTN
5.000%, 01/15/15	600	635
Morgan Stanley
6.600%, 04/01/12	150	157

Total Investment Banker/Broker Dealer		910

Multi-Media [0.4%]
Walt Disney, MTN
5.700%, 07/15/11	150	150

Retail [0.5%]
Wal-Mart Stores
5.000%, 04/05/12	170	176

Telephones & Telecommunications [0.4%]
AT&T
7.300%, 11/15/11	150	154

Transport-Rail [0.5%]
Canadian National Railway
6.375%, 10/15/11	175	178

Total Corporate Bonds
(Cost $12,148)		12,380

U.S. Government Agency Obligations [31.7%]
FHLB
5.750%, 05/15/12	1,750	1,833
FHLMC
4.750%, 03/05/12	1,000	1,030
4.375%, 07/17/15	1,300	1,442
2.125%, 09/21/12	1,750	1,788

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
June 30, 2011 (Unaudited)

Limited Maturity Fixed Income Fund

Description	Face Amount (000)	Value (000)

FNMA
6.125%, 03/15/12	$600	$624
5.375%, 11/15/11	1,000	1,020
5.250%, 08/01/12	1,000	1,052
5.000%, 03/15/16	600	684
5.000%, 02/13/17	1,000	1,142
3.000%, 07/28/14	925	926

Total U.S. Government Agency Obligations
(Cost $11,480)		11,541

U.S. Treasury Obligations [13.4%]
U.S. Treasury Notes
4.250%, 08/15/15	3,000	3,349
4.125%, 08/31/12	1,000	1,045
1.750%, 11/15/11	500	503

Total U.S. Treasury Obligations
(Cost $4,747)		4,897

Municipal Bonds [4.9%]
California [4.9%]
Southern California Public Power Authority, Sub-Ser B, RB, AGM, ETM
6.930%, 05/15/17	1,000	1,235
University of California, RB (A)
1.988%, 05/15/50	545	553

Total California		1,788

Total Municipal Bonds
(Cost $1,750)		1,788

U.S. Government Mortgage-Backed Obligations [4.8%]
FHLMC, Pool G12806
5.500%, 09/01/22	172	186
FHLMC, Pool G18247
5.000%, 04/01/23	122	131
FHLMC, Pool G18251
5.000%, 05/01/23	183	196
FHLMC, Pool G18321
4.500%, 08/01/24	104	110
FHLMC, Pool J04241
5.500%, 01/01/22	112	121
FHLMC, Pool J04459
5.000%, 03/01/22	83	90
FHLMC, Pool J04508
5.000%, 03/01/22	88	94
FHLMC, Pool J07575
5.000%, 04/01/23	110	118
FNMA, Pool 541946
7.500%, 07/01/30	–	1
FNMA, Pool 837196
5.500%, 02/01/21	223	242
FNMA, Pool 933915
4.500%, 06/01/23	215	229

Description	Face Amount (000)/ Shares	Value (000)

FNMA, Pool 961783
4.500%, 02/01/23	$200	$213

Total U.S. Government Mortgage-Backed Obligations
(Cost $1,614)		1,731

Asset-Backed Securities [0.9%]
BMW Vehicle Lease Trust, Ser 2009-1, Cl A3
2.910%, 03/15/12	16	16
Mercedes-Benz Auto Receivables Trust, Ser 2009-1, Cl A4
2.430%, 03/15/16	165	169
USAA Auto Owner Trust, Ser 2009-2, Cl A4
2.530%, 07/15/15	135	139

Total Asset-Backed Securities
(Cost $316)		324

Cash Equivalent [9.4%]
AIM STIT-Treasury Portfolio, 0.020%*	3,417,721	3,418

Total Cash Equivalent
(Cost $3,418)		3,418

Total Investments [99.1%]
(Cost $35,473)†		$36,079

Percentages are based on Net Assets of $36,420 ($ Thousands).

†
At June 30, 2011, the tax basis cost of the Fund's investments was $35,473 ($ Thousands), and the unrealized appreciation and depreciation were $642 ($ Thousands) and $(36) ($ Thousands), respectively.

*	The rate reported is the 7-day effective yield as of June 30, 2011.
(A)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2011.

AGM — Assured Guarantee Municipal
Cl — Class
ETM — Escrowed to Maturity
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
MTN — Medium Term Note
RB — Revenue Bond
Ser — Series

Amounts designated as "—" are either $0 or have been rounded to $0.

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
June 30, 2011 (Unaudited)

Limited Maturity Fixed Income Fund

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$12,380	$—	$12,380
U.S. Government Agency Obligations	—	11,541	—	11,541
U.S. Treasury Obligations	—	4,897	—	4,897
Municipal Bonds	—	1,788	—	1,788
U.S. Government Mortgage-Backed Obligations	—	1,731	—	1,731
Asset-Backed Securities	—	324	—	324
Cash Equivalent	3,418	—	—	3,418
Total Investments in Securities	$3,418	$32,661	$—	$36,079

For the period ended June 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
June 30, 2011 (Unaudited)

Government Bond Fund

Description	Face Amount (000)	Value (000)

U.S. Government Agency Obligations [67.1%]
Egypt Government AID Bond
4.450%, 09/15/15	$8,000	$8,887
FAMC, MTN
3.250%, 06/25/14	7,000	7,434
FFCB
1.875%, 12/07/12	8,000	8,168
FHLB
4.805%, 08/20/15	5,960	6,385
3.250%, 09/12/14	7,000	7,480
1.375%, 09/12/14	4,000	4,039
0.393%, 04/08/14(A)	8,000	8,017
FHLMC, MTN
4.375%, 07/17/15	5,000	5,545
1.500%, 09/23/15(B)	7,000	7,018
1.050%, 06/27/14	8,000	7,968
FICO STRIP
3.943%, 11/02/18(C)	8,000	6,404
FNMA
3.100%, 03/22/16	4,000	4,076
3.000%, 07/28/14	9,180	9,195
1.250%, 09/30/15(B)	7,000	7,013
Israel Government AID Bond
3.925%, 05/15/20(C)	15,528	11,302
Tennessee Valley Authority, Ser E
6.250%, 12/15/17	8,000	9,675

Total U.S. Government Agency Obligations
(Cost $117,493)		118,606

U.S. Government Mortgage-Backed Obligations [27.1%]
FHLMC REMIC, Ser 2005-R003, Cl AG
5.125%, 10/15/15	180	180
FHLMC REMIC, Ser 2006-R005, Cl AB
5.500%, 12/15/18	2,016	2,085
FHLMC REMIC, Ser 2007-R010, Cl AB
5.500%, 12/15/19	3,397	3,564
FHLMC REMIC, Ser 2007-R011, Cl AB
5.500%, 12/15/20	5,400	5,695
FHLMC REMIC, Ser 2007-R012, Cl AB
5.500%, 12/15/20	2,014	2,090
FHLMC REMIC, Ser 2007-R013, Cl AB
6.000%, 12/15/21	244	253
FHLMC REMIC, Ser 2011-3805, Cl EK
4.000%, 06/15/40	7,688	8,070
FHLMC REMIC, Ser 2011-3806, Cl UP
4.500%, 02/15/41	7,903	8,450
FNMA ARM, Pool 766620
2.377%, 03/01/34(A)	321	337

Description	Face Amount (000)/ Shares	Value (000)

FNMA REMIC, Ser 2005-25, Cl VH
5.000%, 04/25/16	$3,308	$3,516
FNMA REMIC, Ser 2006-R009, Cl AJ
5.750%, 12/15/18	4,988	5,175
FNMA REMIC, Ser 2011-17, Cl EK
4.000%, 07/25/25	7,553	7,925
GNMA, Pool 329656
8.000%, 08/15/22	10	12
GNMA, Pool 376533
7.500%, 06/15/24	3	4
GNMA, Pool 398660
7.500%, 05/15/26	3	4
GNMA, Pool 497411
6.000%, 01/15/29	5	6
GNMA, Pool 571376
7.000%, 12/15/16	9	10
GNMA, Pool 584992
7.500%, 04/15/32	30	35
GNMA ARM, Pool G2 81318
1.875%, 04/20/35(A)	443	456
GNMA ARM, Pool G2 81447
2.000%, 08/20/35(A)	90	93

Total U.S. Government Mortgage-Backed Obligations
(Cost $47,568)		47,960

U.S. Treasury Obligation [4.5%]
U.S. Treasury Note
1.375%, 11/30/15	8,000	7,961

Total U.S. Treasury Obligation
(Cost $7,851)		7,961

Cash Equivalent [0.9%]
Goldman Sachs Financial Square Funds - Government Fund, 0.006%*	1,591,467	1,591

Total Cash Equivalent
(Cost $1,591)		1,591

Total Investments [99.6%]
(Cost $174,503)†		$176,118

Percentages are based on Net Assets of $176,779 ($ Thousands).

†
At June 30, 2011, the tax basis cost of the Fund's investments was $174,503 ($ Thousands), and the unrealized appreciation and depreciation were $1,763 ($ Thousands) and $(148) ($ Thousands), respectively.

*	The rate reported is the 7-day effective yield as of June 30, 2011.
(A)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2011.
(B)	Step Bond — The rate reported is the rate in effect on June 30, 2011. The coupon on a step bond changes on a specific date.

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
June 30, 2011 (Unaudited)

Government Bond Fund

(C)	Zero coupon security. The rate reported is the effective yield at time of purchase.

AID — Agency for International Development
ARM — Adjustable Rate Mortgage
Cl — Class
FAMC — Federal Agriculture Mortgage Corporation
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FICO — Financing Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MTN — Medium Term Note
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series
STRIP — Separate trading of registered interest and principal of securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$118,606	$—	$118,606
U.S. Government Mortgage-Backed Obligations	—	47,960	—	47,960
U.S. Treasury Obligation	—	7,961	—	7,961
Cash Equivalent	1,591	—	—	1,591
Total Investments in Securities	$1,591	$174,527	$—	$176,118

For the period ended June 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
June 30, 2011 (Unaudited)

Corporate Bond Fund

Description	Face Amount (000)	Value (000)

Corporate Bonds [89.6%]
Banks [21.9%]
ANZ National Int'l
3.250%, 04/02/12(A)	$2,000	$2,043
Bank of America, FDIC Insured, MTN
3.125%, 06/15/12	1,500	1,541
Bank of Scotland
5.000%, 11/21/11(A)	1,000	1,015
Barclays Bank
6.050%, 12/04/17(A)	1,000	1,059
Barclays Bank, MTN
4.500%, 03/10/17(B)	1,950	1,918
Citigroup
5.850%, 08/02/16	980	1,076
5.500%, 02/15/17	250	263
Citigroup Funding, FDIC Insured
2.250%, 12/10/12	2,500	2,563
Deutsche Bank
7.250%, 10/15/11	500	509
Deutsche Bank, MTN
3.875%, 08/18/14(C)	853	897
JPMorgan Chase
6.000%, 10/01/17	1,890	2,100
JPMorgan Chase, FDIC Insured
2.125%, 12/26/12	2,500	2,560
Societe Generale
2.200%, 09/14/13(A)	2,000	2,008
US Bank, MTN
6.375%, 08/01/11	1,485	1,491
Wachovia Bank, MTN
4.800%, 11/01/14	3,240	3,463
Wells Fargo, FDIC Insured
3.000%, 12/09/11	700	709

Total Banks		25,215

Chemicals [1.0%]
Dow Chemical
5.900%, 02/15/15	1,000	1,123

Communication & Media [5.2%]
CBS
8.875%, 05/15/19	1,000	1,275
Comcast Cable Communications Holdings
8.375%, 03/15/13	160	179
Google
3.625%, 05/19/21	2,000	1,978
Time Warner Cable
5.850%, 05/01/17	1,000	1,124
Walt Disney, MTN
5.700%, 07/15/11	1,395	1,397

Total Communication & Media		5,953

Description	Face Amount (000)	Value (000)

Computer System Design & Services [5.1%]
Cisco Systems
5.500%, 02/22/16	$1,250	$1,421
Dell
5.625%, 04/15/14	1,000	1,112
Hewlett-Packard
6.125%, 03/01/14	1,470	1,649
International Business Machines
7.625%, 10/15/18	1,450	1,844

Total Computer System Design & Services		6,026

Diversified Operations [0.5%]
3M, MTN
4.375%, 08/15/13	500	540

Electrical Services [2.2%]
Alabama Power
4.850%, 12/15/12	1,380	1,459
American Electric Power
5.250%, 06/01/15	986	1,084

Total Electrical Services		2,543

Financial Services [12.2%]
Ally Financial, FDIC Insured
2.200%, 12/19/12	2,500	2,563
Boeing Capital
6.500%, 02/15/12	930	965
Caisse Centrale Desjardins du Quebec
2.650%, 09/16/15(A)	3,000	2,987
CME Group
5.400%, 08/01/13	95	103
General Electric Capital, Ser A, MTN
6.000%, 06/15/12	2,100	2,208
General Electric Capital, FDIC Insured, MTN
2.625%, 12/28/12	2,770	2,854
HSBC Finance
5.250%, 04/15/15	1,250	1,364
National Rural Utilities, Ser C, MTN
7.250%, 03/01/12	1,000	1,044

Total Financial Services		14,088

Food, Beverage & Tobacco [3.8%]
Anheuser-Busch
7.500%, 03/15/12	665	696
Bottling Group
5.500%, 04/01/16	1,000	1,144
4.625%, 11/15/12	1,435	1,512
Dr Pepper Snapple Group
2.900%, 01/15/16	1,000	1,012

Total Food, Beverage & Tobacco		4,364

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
June 30, 2011 (Unaudited)

Corporate Bond Fund

Description	Face Amount (000)	Value (000)

Foreign Governments [3.9%]
Kingdom of Denmark
2.750%, 11/15/11	$3,000	$3,024
Korea National Oil
2.875%, 11/09/15(A)	1,000	978
United Mexican States, MTN
5.875%, 01/15/14	450	499

Total Foreign Governments		4,501

Internet Security [0.9%]
Symantec
2.750%, 09/15/15	1,000	991

Investment Banker/Broker Dealer [10.0%]
Credit Suisse
5.500%, 08/15/13	1,250	1,355
Goldman Sachs Group
5.625%, 01/15/17	1,700	1,800
Jefferies Group
8.500%, 07/15/19	870	1,029
Macquarie Group
6.000%, 01/14/20(A)	2,000	2,005
Merrill Lynch
6.050%, 05/16/16	2,025	2,123
Morgan Stanley, MTN
5.500%, 01/26/20	1,990	2,016
Nomura Holdings, MTN
4.125%, 01/19/16	1,200	1,215

Total Investment Banker/Broker Dealer		11,543

Metals & Mining [0.9%]
Alcoa
6.150%, 08/15/20	1,000	1,060

Motorcycle/Motor Scooter [0.9%]
Harley-Davidson Financial Services, MTN
3.875%, 03/15/16(A)	1,000	1,017

Multi-line Insurance [1.5%]
MetLife
7.717%, 02/15/19	1,430	1,731

Petroleum & Fuel Products [5.9%]
ConocoPhillips Canada Funding I
5.625%, 10/15/16	2,000	2,317
Duke Capital
5.500%, 03/01/14	615	673
Kinder Morgan Energy Partners
6.000%, 02/01/17	1,000	1,128
Shell International Finance
3.250%, 09/22/15	1,500	1,578
Transocean
6.000%, 03/15/18	1,000	1,107

Total Petroleum & Fuel Products		6,803

Description	Face Amount (000)	Value (000)

Real Estate Investment Trusts [2.9%]
HCP
5.650%, 12/15/13	$500	$548
5.625%, 05/01/17	500	543
Health Care REIT
4.700%, 09/15/17	1,000	1,026
Kimco Realty
6.875%, 10/01/19	1,080	1,255

Total Real Estate Investment Trusts		3,372

Retail [5.9%]
CVS Caremark
6.125%, 08/15/16	1,000	1,146
Home Depot
5.250%, 12/16/13	1,000	1,093
Kroger
5.500%, 02/01/13	450	481
Target
6.000%, 01/15/18	1,770	2,045
Wal-Mart Stores
2.800%, 04/15/16	2,000	2,047

Total Retail		6,812

Telephones & Telecommunications [4.9%]
Deutsche Telekom International Finance
5.250%, 07/22/13	475	512
Motorola Solutions
6.000%, 11/15/17	1,000	1,138
New Cingular Wireless Services
8.125%, 05/01/12	345	366
Telefonica Emisiones
6.421%, 06/20/16	1,000	1,116
Verizon Communications
5.550%, 02/15/16	2,195	2,473

Total Telephones & Telecommunications		5,605

Total Corporate Bonds
(Cost $99,244)		103,287

Municipal Bonds [3.0%]
California [2.1%]
California State, City of Industry, Sales Tax Project, RB, NATL-RE
5.000%, 01/01/12	955	964
Irvine Ranch, Water District Authority, RB (C)
Pre-Refunded @ 100
8.180%, 09/15/11	1,200	1,218

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
June 30, 2011 (Unaudited)

Corporate Bond Fund

Description	Face Amount (000)/ Shares	Value (000)

State of California, GO
5.700%, 11/01/21	$185	$195

Total California		2,377

Wisconsin [0.9%]
De Pere, Unified School District, GO, FGIC (C)
Pre-Refunded @ 100
4.500%, 10/01/11	995	1,005

Total Municipal Bonds
(Cost $3,398)		3,382

U.S. Treasury Obligation [0.6%]
U.S. Treasury Inflation Protection Security
2.000%, 01/15/14	609	656

Total U.S. Treasury Obligation
(Cost $615)		656

U.S. Government Mortgage-Backed Obligations [0.4%]
FHLMC REMIC, Ser 2982, Cl NB
5.500%, 02/15/29	84	85
FNMA REMIC, Ser 2002-56, Cl MC
5.500%, 09/25/17	349	373
FNMA REMIC, Ser 2006-B1, Cl AB
6.000%, 06/25/16	28	29

Total U.S. Government Mortgage-Backed Obligations
(Cost $463)		487

Cash Equivalent [1.1%]
Fidelity Institutional Domestic Money Market Portfolio, Cl I, 0.128%*	1,307,410	1,307

Total Cash Equivalent
(Cost $1,307)		1,307

Total Investments [94.7%]
(Cost $105,027)†		$109,119

Percentages are based on Net Assets of $115,281 ($ Thousands).

†
At June 30, 2011, the tax basis cost of the Fund's investments was $105,027 ($ Thousands), and the unrealized appreciation and depreciation were $4,240 ($ Thousands) and $(148) ($ Thousands), respectively.

*	The rate reported is the 7-day effective yield as of June 30, 2011.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On June 30, 2011, the value of these securities amounted to $13,112 (000), representing 11.4% of the net assets of the Fund.

(B)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2011.
(C)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

Cl — Class
FDIC Insured — Federal Depositary Insurance Corporation
FGIC — Financial Guaranty Insurance Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GO — General Obligation
MTN — Medium Term Note
NATL-RE — National Public Finance Guarantee Corporation
RB — Revenue Bond
REIT— Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$103,287	$—	$103,287
Municipal Bonds	—	3,382	—	3,382
U.S. Treasury Obligation	—	656	—	656
U.S. Government Mortgage-Backed Obligations	—	487	—	487
Cash Equivalent	1,307	—	—	1,307
Total Investments in Securities	$1,307	$107,812	$—	$109,119

For the period ended June 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
June 30, 2011 (Unaudited)

California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)

Municipal Bonds [94.6%]
Arizona [1.4%]
Arizona State, School Facilities Board, Ser C, COP, AGM
Callable 09/01/14 @ 100
5.000%, 09/01/15	$750	$807

California [84.9%]
Atwater, Elementary School District, 2004 Election Project, Ser A, GO, NATL-RE FGIC
Callable 08/01/13 @ 100
5.000%, 08/01/22	660	675
Azusa, Redevelopment Agency, Mortgage-Backed Securities Program, Ser A, RB, FNMA, ETM
6.875%, 10/01/12	200	216
Bay Area, Infrastructure Financing Authority, State Payment Acceleration Project, RB, NATL-RE FGIC
Callable 08/01/14 @ 100
5.000%, 08/01/17	600	615
California State, Department of Water Resources, Water Systems Project, Ser J-2, RB
7.000%, 12/01/12	500	547
California State, Department of Water Resources, Water Systems Project, Ser Y, RB, NATL-RE FGIC
Callable 06/01/13 @ 100
5.250%, 12/01/19	515	558
California State, Economic Recovery Authority, Ser A, GO, NATL-RE
Callable 07/01/14 @ 100
5.000%, 07/01/15	965	1,075
California State, Economic Recovery Authority, Ser A, GO, NATL-RE FGIC
Callable 08/05/11 @ 100
5.000%, 07/01/17	500	502
California State, Economic Recovery Authority, Ser B, GO (A)
4.000%, 07/01/23	750	818
California State, Educational Facilities Authority, Stanford University Project, Ser T-4, RB
5.000%, 03/15/14	350	390
California State, GO
Callable 03/01/15 @ 100
5.000%, 03/01/16	1,500	1,662

Description	Face Amount (000)	Value (000)

California State, GO
Callable 02/01/12 @ 100
5.000%, 02/01/18	$175	$178
California State, GO
Callable 11/01/20 @ 100
5.000%, 11/01/22	1,025	1,113
California State, Infrastructure & Economic Authority, Bay Area Toll Bridges Project, Ser A, RB, AGM (B)
Pre-Refunded @ 100
5.250%, 07/01/13	125	137
California State, Public Works Board Lease, Department of Corrections-Administration Project, Ser A, RB, AMBAC
Callable 03/01/12 @ 100
5.250%, 03/01/18	155	158
California State, Public Works Board, State University Project, Ser B-1, RB
5.000%, 03/01/19	500	541
California State, Public Works Board, Department of Mental Health Project, Ser A, RB
5.250%, 06/01/13	200	213
California State, Public Works Board, Regents University, Ser C, RB, NATL-RE FGIC
5.000%, 09/01/20	825	941
California State, Public Works Board, University of California Project, Ser C-1, RB
Callable 03/01/20 @ 100
5.000%, 03/01/21	660	718
California State, Public Works Board, University of California Research Project, Ser L, RB, NATL-RE
Callable 11/01/15 @ 100
5.250%, 11/01/16	1,000	1,137
California Statewide Communities Development Authority, Kaiser Permanente Project, Ser A, RB
5.000%, 04/01/19	200	225
California Statewide Communities Development Authority, Kaiser Permanente Project, Ser B, RB (A)
3.900%, 08/01/31	625	676
California Statewide Communities Development Authority, Proposition 1A Receivables Program, Ser PG, RB
5.000%, 06/15/13	1,960	2,108

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
June 30, 2011 (Unaudited)

California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)

Carlsbad, Public Financing Authority, Municipal Golf Course Project, Ser A, RB, AMBAC
4.500%, 09/01/16	$350	$393
Castaic Lake, Water Agency, 1999 Project, Ser A, COP, AMBAC
Callable 08/01/16 @ 100
5.000%, 08/01/22	275	293
Castaic Lake, Water Agency, Water Systems Improvement Project, Ser A, COP, NATL-RE
7.000%, 08/01/13	300	335
Clovis, Public Financing Authority, Ser A, TA, NATL-RE
3.250%, 08/01/13	400	395
Dry Creek, Joint Elementary School District, Ser A, GO, AGM (C)
3.259%, 08/01/11	200	200
El Camino, Hospital District, GO, NATL-RE
Callable 02/01/17 @ 100
5.000%, 08/01/20	500	537
Escondido, Union School District, Refunding & Financing Project, COP, NATL-RE
4.750%, 07/01/19	735	752
Fresno, Unified School District, Election 2001 Project, Ser D, GO, NATL-RE (B)
Pre-Refunded @ 102
5.000%, 08/01/13	200	223
Gilroy, Unified School District, GO (C)
3.476%, 04/01/13	500	483
Gilroy, Unified School District, GO, NATL-RE FGIC
Callable 08/01/13 @ 100
5.250%, 08/01/19	800	840
Golden State, Tobacco Settlement, Enhanced-Asset Backed, Ser A, RB, AMBAC
Callable 07/21/11 @ 100
5.000%, 06/01/20	500	500
Golden State, Tobacco Settlement, Ser A-1, RB (B)
Pre-Refunded @ 100
6.750%, 06/01/13	920	1,027
Jefferson, Unified High School District, Ser A, GO, NATL-RE FGIC
5.000%, 08/01/14	200	218

Description	Face Amount (000)	Value (000)

Kern, High School District, GO, ETM
7.100%, 08/01/12	$290	$311
Long Beach, Community College District, Ser A, GO
9.850%, 01/15/13	500	569
Los Angeles County, Metropolitan Transportation Authority, Proposition A Project, Ser B, RB, AGM
Callable 08/05/11 @ 101
5.250%, 07/01/15	250	253
Los Angeles County, Metropolitan Transportation Authority, Proposition C Project, Ser A, RB, NATL-RE
Callable 07/01/14 @ 100
5.000%, 07/01/16	200	221
Los Angeles County, Public Works Financing Authority, L.A. Regional Park & Open Space Project, SAB, AGM
5.250%, 10/01/18	750	871
Los Angeles County, Sanitation Districts Financing Authority, Capital Projects (District #14), Sub-Ser B, RB, NATL-RE FGIC
3.750%, 10/01/14	175	185
Los Angeles, Department of Water & Power, Power Systems Project, Ser A Sub-Ser A-1, RB, NATL-RE
5.000%, 07/01/12	665	696
Los Angeles, Department of Water & Power, Power Systems Project, Sub-Ser A-2, RB, AGM
Callable 07/01/15 @ 100
5.000%, 07/01/25	1,000	1,046
Los Angeles, Municipal Improvement Authority, Central Library Project, Ser A, RB, NATL-RE
5.250%, 06/01/12	300	312
Los Angeles, Municipal Improvement Authority, Central Library Project, Ser A, RB, NATL-RE
Callable 06/01/12 @ 100
5.500%, 06/01/18	500	517
Los Angeles, Municipal Improvement Authority, Real Property Project, Ser E, RB
5.000%, 09/01/15	275	305

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
June 30, 2011 (Unaudited)

California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)

Los Angeles, Ser A, GO, AGM
Callable 09/01/12 @ 100
5.000%, 09/01/20	$750	$780
Los Angeles, Unified School District, COP, AMBAC
5.000%, 10/01/12	750	782
Los Angeles, Unified School District, Ser A-1, GO, NATL-RE
Callable 07/01/14 @ 100
5.000%, 07/01/17	165	178
Los Angeles, Unified School District, Ser I, GO
Callable 07/01/19 @ 100
5.250%, 07/01/23	1,000	1,096
Los Angeles, Wastewater Systems Authority, Ser A, RB
5.000%, 06/01/14	825	913
Mount San Antonio, Community College District, GO (C)
3.823%, 05/01/15	500	451
North Orange County, Community College District, Ser A, GO, NATL-RE (B)
Pre-Refunded @ 101
5.375%, 08/01/12	525	558
Oakley, Civic Center Project, COP
4.000%, 05/01/12	230	235
Orange County, Public Financing Authority, RB, NATL-RE
5.000%, 07/01/17	1,050	1,194
Orange County, Sanitation District, Ser A, COP
3.000%, 02/01/17	500	517
Oxnard, School District, Election 2006 Project, Ser A, GO, CIFG
6.750%, 08/01/11	300	301
Port of Oakland, Ser B, RB, NATL-RE
Callable 11/01/17 @ 100
5.000%, 11/01/23	500	511
Port of Oakland, Ser C, RB, NATL-RE
5.000%, 11/01/15	450	496
Sacramento County, Sanitation District Financing Authority, RB, NATL-RE FGIC
Callable 12/01/15 @ 100
5.000%, 12/01/18	1,000	1,101

Description	Face Amount (000)	Value (000)

Sacramento, Area Flood Control Agency, Ser A, SAB, NATL-RE FGIC
Callable 10/01/17 @ 100
5.000%, 10/01/21	$400	$434
Sacramento, City Financing Authority, EPA Building Project, Ser A, RB, AMBAC
Callable 08/05/11 @ 100
4.750%, 05/01/17	525	525
Sacramento, Municipal Utility District, Ser T, RB, NATL-RE FGIC
Callable 05/15/14 @ 100
5.250%, 05/15/22	805	847
Sacramento, Unified School District, Election of 2002 Project, GO, NATL-RE
Callable 07/01/15 @ 100
5.000%, 07/01/18	300	332
San Diego, Public Facilities Financing Authority, Ser B, RB
5.000%, 05/15/14	750	832
San Diego, Unified School District, Election 1998 Project, Ser E, GO, AGM
Callable 07/01/13 @ 101
5.250%, 07/01/16	100	110
San Francisco City & County, Airports Commission, Ser B, RB
5.000%, 05/01/17	495	554
San Francisco City & County, Multiple Capital Improvement Projects, Ser B, COP
Callable 04/01/19 @ 100
5.000%, 04/01/22	735	782
San Francisco City & County, Redevelopment Projects, Ser B, TA
5.000%, 08/01/17	540	570
San Francisco City & County, Redevelopment Projects, Ser B, TA, NATL-RE
5.000%, 08/01/15	300	319
San Francisco City & County, Redevelopment Projects, Ser B, TA, NATL-RE FGIC
5.250%, 08/01/13	500	523

CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
June 30, 2011 (Unaudited)

California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)

San Francisco City & County, Redevelopment Projects, Ser B, TA, NATL-RE FGIC
Callable 08/01/13 @ 100
5.250%, 08/01/18	$600	$623
San Francisco, Bay Area Transit Financing Authority, Ser A, RB, NATL-RE
Callable 07/01/15 @ 100
5.000%, 07/01/24	550	579
San Jose, Redevelopment Agency, Ser A, TA, NATL-RE
Callable 08/01/15 @ 100
5.000%, 08/01/17	795	787
Santa Margarita, Dana Point Authority, Improvement Districts 3-3A-4-4A, Ser A, RB, AMBAC
Callable 08/01/14 @ 100
5.000%, 08/01/15	290	327
Solano County, COP, NATL-RE (B)
Pre-Refunded @ 100
5.250%, 11/01/12	100	107
Southern California, Metropolitan Water District Authority, Ser A, RB
5.750%, 07/01/21	280	334
Southern California, Public Power Authority, Subordinated Southern Transmission Project, Ser A, RB
5.000%, 07/01/17	1,200	1,381
Tamalpais, Unified High School District, GO, NATL-RE (B)
Pre-Refunded @ 101
4.875%, 08/01/11	100	101
University of California, Regents Medical Center, Ser E, RB
Callable 05/15/17 @ 101
5.000%, 05/15/21	250	272
University of California, Revenues Limited Project, Ser A, RB, NATL-RE
Callable 05/15/12 @ 101
4.750%, 05/15/23	500	509
University of California, Revenues Limited Project, Ser B, RB, AGM (B)
Pre-Refunded @ 101
5.000%, 05/15/13	765	836

Description	Face Amount (000)	Value (000)

University of California, Revenues Unrefunded Balance General, Ser A, RB, AMBAC
Callable 05/15/13 @ 100
5.125%, 05/15/15	$510	$551
University of California, Revenues Unrefunded Balance Multi-Purpose Projects, Ser Q, RB, AGM
Callable 09/01/11 @ 101
5.000%, 09/01/22	10	10

Total California		48,043

Illinois [0.6%]
Cook County, Forest Preservation District, GO, AMBAC
Callable 11/15/14 @ 100
5.250%, 11/15/15	300	330

New Jersey [0.6%]
New Jersey State, Turnpike Authority, Ser C, RB, NATL-RE
6.500%, 01/01/16	315	354

New York [1.9%]
New York City, Housing Development, Ser F, RB
Callable 08/05/11 @ 100
1.950%, 11/01/12	500	500
New York State, Local Assistance Correction Authority, Ser E, RB
6.000%, 04/01/14	540	587

Total New York		1,087

South Carolina [1.4%]
Columbia, Tourism Development Fee Pledge Project, COP, AMBAC
Callable 06/01/13 @ 100
5.250%, 06/01/16	350	368
South Carolina, Jobs & Economic Development Authority, Palmetto Health Project, Ser C, RB (B)
Pre-Refunded @ 100
6.875%, 08/01/13	400	451

Total South Carolina		819

Washington [2.6%]
Central Puget Sound, Regional Transit Authority, Ser A, RB, AMBAC
Callable 05/01/15 @ 100
5.000%, 11/01/21	1,000	1,084

CNI CHARTER FUNDS | PAGE 4

Schedule of Investments
June 30, 2011 (Unaudited)

California Tax Exempt Bond Fund

Description	Face Amount (000)/ Shares	Value (000)

King County, NJB Properties Project, Ser A, RB
5.000%, 12/01/14	$325	$365

Total Washington		1,449

Puerto Rico [1.2%]
Puerto Rico, Sales Tax Financing, Sub-Ser A, RB
4.000%, 08/01/16	605	653

Total Municipal Bonds
(Cost $52,579)		53,542

Cash Equivalent [2.3%]
Federated California Municipal Money Market Fund, Cl I, 0.340%*	1,328,127	1,328

Total Cash Equivalent
(Cost $1,328)		1,328

Total Investments [96.9%]
(Cost $53,907)†		$54,870

Percentages are based on Net Assets of $56,632 ($ Thousands).

†
At June 30, 2011, the tax basis cost of the Fund's investments was $53,907($ Thousands), and the unrealized appreciation and depreciation were $1,173 ($ Thousands) and $(210) ($ Thousands), respectively.

*	The rate reported is the 7-day effective yield as of June 30, 2011.
(A)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(B)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2011.
(C)	Zero coupon security. The rate reported is the effective yield at time of purchase.

AGM — Assured Guarantee Municipal
AMBAC — American Municipal Bond Assurance Company
CIFG — CDC IXIS Financial Guarantee
Cl — Class
COP — Certificate of Participation
ETM — Escrowed to Maturity
FGIC — Financial Guaranty Insurance Company
FNMA — Federal National Mortgage Association
GO — General Obligation
NATL-RE — National Public Finance Guarantee Corporation
RB — Revenue Bond
SAB — Special Assessment Board
Ser — Series
TA — Tax Allocation

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$53,542	$—	$53,542
Cash Equivalent	1,328	—	—	1,328
Total Investments in Securities	$1,328	$53,542	$—	$54,870

For the period ended June 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 5

Schedule of Investments
June 30, 2011 (Unaudited)

Full Maturity Fixed Income Fund

Description	Face Amount (000)	Value (000)

Corporate Bonds [42.5%]
Agriculture [0.3%]
Bunge NA Finance
5.900%, 04/01/17	$100	$109

Automotive [0.3%]
Johnson Controls
5.500%, 01/15/16	100	112

Banks [11.8%]
Bank of America
10.200%, 07/15/15	100	121
Bank of America, MTN
5.650%, 05/01/18	450	475
Bank of Nova Scotia
2.250%, 01/22/13	375	384
Barclays Bank
5.125%, 01/08/20	100	102
BB&T, MTN
3.375%, 09/25/13	360	375
Canadian Imperial Bank of Commerce
2.350%, 12/11/15	385	384
Citigroup
6.375%, 08/12/14	430	476
Deutsche Bank, MTN
3.450%, 03/30/15	100	103
Deutsche Bank Trust
7.250%, 10/15/11	46	47
Dresdner Bank - New York
7.250%, 09/15/15	150	158
Goldman Sachs Group
3.625%, 02/07/16	475	480
JPMorgan Chase
4.650%, 06/01/14	445	478
4.250%, 10/15/20	150	147
KeyCorp, MTN
3.750%, 08/13/15	245	253
Kookmin Bank
7.250%, 05/14/14(A)	100	113
PNC Funding
4.250%, 09/21/15	360	386
3.000%, 05/19/14	125	130
SunTrust Banks
3.600%, 04/15/16	250	252
Wachovia, MTN
5.500%, 05/01/13	200	215
Wells Fargo
3.625%, 04/15/15	125	131

Total Banks		5,210

Cable/Media [2.0%]
Comcast
4.950%, 06/15/16	230	252
DIRECTV Holdings
3.500%, 03/01/16	245	253
TCI Communications
7.875%, 08/01/13	75	85

Description	Face Amount (000)	Value (000)

Time Warner Cable
4.125%, 02/15/21	$305	$295

Total Cable/Media		885

Chemicals [0.9%]
Dow Chemical
2.500%, 02/15/16	255	253
PPG Industries
1.900%, 01/15/16	160	156

Total Chemicals		409

Computer System Design & Services [1.0%]
Hewlett-Packard
2.125%, 09/13/15	415	414

Drugs [1.1%]
McKesson
3.250%, 03/01/16	135	139
Teva Pharmaceutical
5.550%, 02/01/16	75	84
Wyeth
5.500%, 02/15/16	220	251

Total Drugs		474

Energy [1.7%]
Baltimore Gas & Electric
6.125%, 07/01/13	210	230
Carolina Power & Light
5.150%, 04/01/15	80	89
Exelon
5.625%, 06/15/35	75	71
Korea Electric Power
7.750%, 04/01/13	95	104
6.750%, 08/01/27	75	85
PPL Energy Supply, Ser A
5.700%, 10/15/15	75	81
Trans-Allegheny Interstate Line
4.000%, 01/15/15(A)	100	104

Total Energy		764

Financial Services [4.1%]
American Express Credit, MTN
7.300%, 08/20/13	285	317
Bank of New York Mellon, MTN
3.100%, 01/15/15	265	276
Caterpillar Financial Services, MTN
6.200%, 09/30/13	225	250
1.375%, 05/20/14	180	181
General Electric Capital, MTN
6.000%, 08/07/19	125	139
2.250%, 11/09/15	250	246
HSBC Finance
6.676%, 01/15/21(A)	83	85

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
June 30, 2011 (Unaudited)

Full Maturity Fixed Income Fund

Description	Face Amount (000)	Value (000)

National Rural Utilities Cooperative Finance
10.375%, 11/01/18	$125	$173
UFJ Finance Aruba
6.750%, 07/15/13	125	137

Total Financial Services		1,804

Food, Beverage & Tobacco [1.9%]
Cia de Bebidas das Americas
8.750%, 09/15/13	175	201
General Mills
5.650%, 02/15/19	120	135
Kellogg
4.450%, 05/30/16	210	229
Kraft Foods
6.500%, 08/11/17	215	253

Total Food, Beverage & Tobacco		818

Insurance [2.6%]
Aflac
3.450%, 08/15/15	85	87
Berkshire Hathaway
3.200%, 02/11/15	265	276
MetLife
5.000%, 06/15/15	230	251
Protective Life
4.300%, 06/01/13	100	105
Prudential Financial, MTN
5.375%, 06/21/20	165	174
2.750%, 01/14/13	100	102
Travelers
3.900%, 11/01/20	170	164

Total Insurance		1,159

Invest Mgmnt/Advis Serv [0.6%]
BlackRock
3.500%, 12/10/14	260	274

Investment Banker/Broker Dealer [2.4%]
Goldman Sachs Group
5.150%, 01/15/14	75	80
Jefferies Group
6.450%, 06/08/27	100	100
Morgan Stanley
5.300%, 03/01/13	450	476
4.750%, 04/01/14	75	78
Morgan Stanley, MTN
6.625%, 04/01/18	100	110
TD Ameritrade Holding
4.150%, 12/01/14	200	212

Total Investment Banker/Broker Dealer		1,056

Manufacturing [1.1%]
General Electric
5.000%, 02/01/13	225	239

Description	Face Amount (000)	Value (000)

Tyco International Finance
4.125%, 10/15/14	$230	$245

Total Manufacturing		484

Medical Products [0.3%]
Zimmer Holdings
4.625%, 11/30/19	115	121

Medical-HMO [0.5%]
UnitedHealth Group
4.750%, 02/10/14	40	43
4.700%, 02/15/21	165	172

Total Medical-HMO		215

Metals & Mining [0.5%]
Rio Tinto Finance USA
6.500%, 07/15/18	100	117
Vale Overseas
6.875%, 11/21/36	100	108

Total Metals & Mining		225

Multi-Media [1.0%]
Time Warner
5.875%, 11/15/16	270	308
Viacom
6.250%, 04/30/16	125	144

Total Multi-Media		452

Networking Products [0.2%]
Cisco Systems
5.500%, 01/15/40	100	100

Oil, Gas & Consumable Fuels [1.5%]
BP Capital Markets
3.200%, 03/11/16	100	102
3.125%, 10/01/15	200	205
Petrobras International Finance
3.875%, 01/27/16	100	102
Total Capital
3.125%, 10/02/15	250	261

Total Oil, Gas & Consumable Fuels		670

Oil-Field Services [0.3%]
Weatherford International Bermuda
5.125%, 09/15/20	140	143

Petroleum & Fuel Products [0.8%]
Energy Transfer Partners
6.625%, 10/15/36	75	77
Enterprise Products Operating
3.700%, 06/01/15	125	131
Kinder Morgan Energy Partners
5.300%, 09/15/20	125	132

Total Petroleum & Fuel Products		340

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
June 30, 2011 (Unaudited)

Full Maturity Fixed Income Fund

Description	Face Amount (000)	Value (000)

REITS-Health Care [0.6%]
Health Care REIT
4.950%, 01/15/21	$260	$253

REITS-Office Property [0.6%]
Boston Properties
5.875%, 10/15/19	245	268

Retail [0.7%]
Home Depot
5.400%, 03/01/16	280	313

Retail-Drug Store [0.6%]
CVS Caremark
5.750%, 06/01/17	220	247

Telephones & Telecommunications [3.1%]
AT&T
5.600%, 05/15/18	285	318
British Telecommunications
9.625%, 12/15/30	100	137
Deutsche Telekom International Finance
8.750%, 06/15/30	75	99
6.000%, 07/08/19	50	57
GTE
6.840%, 04/15/18	100	116
New Cingular Wireless Services
8.750%, 03/01/31	75	106
Telecom Italia Capital
7.200%, 07/18/36	75	71
Telefonica Emisiones
6.421%, 06/20/16	75	84
Verizon Communications
3.000%, 04/01/16	385	393

Total Telephones & Telecommunications		1,381

Total Corporate Bonds
(Cost $17,909)		18,700

U.S. Treasury Obligations [23.9%]
U.S. Treasury Bonds
6.250%, 08/15/23	1,275	1,618
5.250%, 11/15/28	450	519
4.375%, 02/15/38	75	76
U.S. Treasury Notes
4.750%, 05/15/14	730	813
4.250%, 08/15/13	515	556
3.125%, 05/15/21	1,250	1,246
2.625%, 04/30/16	565	590
2.625%, 11/15/20	850	819
2.375%, 09/30/14	860	900
2.375%, 03/31/16	1,250	1,293
2.375%, 07/31/17	1,050	1,061
1.750%, 07/31/15	1,005	1,022

Total U.S. Treasury Obligations
(Cost $10,305)		10,513

Description	Face Amount (000)	Value (000)

U.S. Government Mortgage-Backed Obligations [16.3%]
FHLMC, Pool 1B2677
2.650%, 01/01/35(B)	$13	$14
FHLMC, Pool 1B2683
2.656%, 01/01/35(B)	9	10
FHLMC, Pool 1B2692
2.506%, 12/01/34(B)	28	29
FHLMC, Pool A93996
4.500%, 09/01/40	186	192
FHLMC, Pool C03490
4.500%, 08/01/40	523	541
FHLMC, Pool C20300
6.500%, 01/01/29	7	8
FHLMC, Pool E01280
5.000%, 12/01/17	19	21
FHLMC, Pool G04222
5.500%, 04/01/38	124	134
FHLMC, Pool G08003
6.000%, 07/01/34	67	74
FHLMC, Pool G11431
6.000%, 02/01/18	13	14
FHLMC, Pool G11880
5.000%, 12/01/20	57	62
FHLMC, Pool G11911
5.000%, 02/01/21	133	144
FHLMC, Pool G13767
4.000%, 03/01/25	507	529
FHLMC, Pool G18124
6.000%, 06/01/21	40	43
FHLMC REMIC, Ser 2730, Cl PD
5.000%, 05/15/21	83	85
FHLMC REMIC, Ser 2804, Cl VC
5.000%, 07/15/21	137	150
FHLMC REMIC, Ser 3122, Cl VA
6.000%, 01/15/17	89	93
FHLMC REMIC, Ser 3132, Cl MA
5.500%, 12/15/23	28	28
FHLMC REMIC, Ser 3540, Cl CD
2.000%, 06/15/14	143	144
FHLMC REMIC, Ser R003, Cl VA
5.500%, 08/15/16	109	117
FHLMC REMIC, Ser R009, Cl AJ
5.750%, 12/15/18	29	31
FHLMC REMIC, Ser R010, Cl AB
5.500%, 12/15/19	96	101
FHLMC REMIC, Ser R010, Cl VA
5.500%, 04/15/17	96	104

CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
June 30, 2011 (Unaudited)

Full Maturity Fixed Income Fund

Description	Face Amount (000)	Value (000)

FNMA, Pool 252570
6.500%, 07/01/29	$15	$17
FNMA, Pool 253183
7.500%, 04/01/30	1	2
FNMA, Pool 253398
8.000%, 08/01/30	5	6
FNMA, Pool 254510
5.000%, 11/01/17	26	28
FNMA, Pool 254545
5.000%, 12/01/17	51	55
FNMA, Pool 254685
5.000%, 04/01/18	42	45
FNMA, Pool 254949
5.000%, 11/01/33	47	51
FNMA, Pool 255814
5.500%, 08/01/35	119	129
FNMA, Pool 303168
9.500%, 02/01/25	4	5
FNMA, Pool 725424
5.500%, 04/01/34	88	96
FNMA, Pool 735060
6.000%, 11/01/34	50	55
FNMA, Pool 735228
5.500%, 02/01/35	47	51
FNMA, Pool 735230
5.500%, 02/01/35	110	120
FNMA, Pool 745275
5.000%, 02/01/36	534	571
FNMA, Pool 745418
5.500%, 04/01/36	647	703
FNMA, Pool 827223
2.215%, 04/01/35(B)	103	107
FNMA, Pool 844809
5.000%, 11/01/35	359	384
FNMA, Pool 995865
4.500%, 07/01/24	475	504
FNMA, Pool AD0454
5.000%, 11/01/21	125	135
FNMA, Pool AD8522
4.000%, 08/01/40	175	175
FNMA, Pool AE0949
4.000%, 02/01/41	173	173
FNMA REMIC, Ser 136, Cl PK
6.000%, 08/25/22	16	18
FNMA REMIC, Ser 33, Cl LD
4.250%, 09/25/22	60	62
FNMA REMIC, Ser B2, Cl AB
5.500%, 05/25/14	11	11
FNMA REMIC, Ser W6, Cl 1A6
5.500%, 07/25/34	49	52
GNMA, Pool 479168
8.000%, 02/15/30	8	9
GNMA, Pool 780315
9.500%, 12/15/17	8	9
GNMA, Pool G2 4696
4.500%, 05/20/40	375	396

Description	Face Amount (000)	Value (000)

GNMA, Pool G2 4747
5.000%, 07/20/40	$161	$175
GNMA, Pool G2 4923
4.500%, 01/20/41	197	207
NCUA Guaranteed Notes, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	148	150

Total U.S. Government Mortgage-Backed Obligations
(Cost $6,909)		7,169

U.S. Government Agency Obligations [7.8%]
FHLB
4.500%, 11/15/12	450	475
FHLMC
2.500%, 01/07/14	510	532
FNMA
4.625%, 10/15/13	930	1,014
4.375%, 09/15/12	110	115
2.875%, 12/11/13	475	500
2.375%, 07/28/15	385	397
1.750%, 02/22/13	375	383

Total U.S. Government Agency Obligations
(Cost $3,309)		3,416

Commercial Mortgage-Backed Obligations [2.9%]
Citigroup, Ser 2005-CD1
5.394%, 07/15/44(B)	200	217
Citigroup, Ser 2007-CD4, Cl A2B
5.205%, 12/11/49	150	153
Commercial Mortgage, Ser 2005-C5, Cl A5A
5.116%, 06/10/44(B)	200	217
JPMorgan Chase, Ser 2006-CB17, Cl ASB
5.415%, 12/12/43	200	214
NCUA Guaranteed Notes, Ser 2010-C1, Cl A2
2.900%, 10/29/20	225	224
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22, Cl A4
5.440%, 12/15/44(B)	250	271

Total Commercial Mortgage-Backed Obligations
(Cost $1,248)		1,296

Mortgage-Backed Securities [1.6%]
Banc of America Alternative Loan Trust, Ser 2004-2, Cl 5A1
5.500%, 03/25/19	69	71
Chase Mortgage Finance, Ser 2003-S13, Cl A11
5.500%, 11/25/33	55	56

CNI CHARTER FUNDS | PAGE 4

Schedule of Investments
June 30, 2011 (Unaudited)

Full Maturity Fixed Income Fund

Description	Face Amount (000)	Value (000)

GE Capital Credit Card Master Note Trust, Ser 2007-4, Cl A
0.237%, 06/15/15(B)	$375	$374
Residential Accredit Loans, Ser 2004-QS5, Cl A5
4.750%, 04/25/34	24	25
Residential Accredit Loans, Ser 2004-QS6, Cl A1
5.000%, 05/25/19	40	40
WaMu Mortgage Pass Through Certificates, Ser 2004-CB2, Cl 5A
5.000%, 07/25/19	112	117

Total Mortgage-Backed Securities
(Cost $673)		683

Asset-Backed Securities [1.6%]
Bayview Financial Acquisition Trust, Ser 2007-A, Cl 1A2
6.205%, 04/28/37(C)	200	196
Cityscape Home Equity Loan Trust, Ser 1997-C, Cl A4
7.000%, 07/25/28(C)	5	5
Contimortgage Home Equity Loan Trust, Ser 1997-2, Cl A9
7.090%, 04/15/28	1	1
Discover Card Master Trust, Ser 2010-A1
0.837%, 09/15/15(B)	200	202
GMAC Mortgage Corporation Loan Trust, Ser 2004-GH1, Cl A6
4.810%, 07/25/35(C)	93	91
Green Tree Financial, Ser 1997-7, Cl A6
6.760%, 07/15/29	62	66
GSAA Home Equity Trust, Ser 2005-1, Cl AF2
4.316%, 11/25/34(B)	10	10
RAAC, Ser 2004-SP1, Cl AI4
5.285%, 08/25/27(B)	74	74
Residential Asset Mortgage Products, Ser 2002-RS3, Cl AI5
5.572%, 06/25/32(B)	46	38

Total Asset-Backed Securities
(Cost $695)		683

Foreign Corporate Bond [0.4%]
National Bank of Hungary
8.875%, 11/01/13	75	82

Description	Face Amount (000)/ Shares	Value (000)

United Mexican States, MTN
5.125%, 01/15/20	$100	$108

Total Foreign Corporate Bond
(Cost $176)		190

Municipal Bond [0.2%]
Puerto Rico [0.2%]
Government Development Bank for Puerto Rico, Ser Senior B, RB
4.704%, 05/01/16	100	100

Total Municipal Bond
(Cost $100)		100

Cash Equivalent [2.4%]
AIM STIT-Treasury Portfolio, 0.020%*	1,073,786	1,074

Total Cash Equivalent
(Cost $1,074)		1,074

Total Investments [99.6%]
(Cost $42,398)†		$43,824

Percentages are based on Net Assets of $44,021 ($ Thousands).

†
At June 30, 2011, the tax basis cost of the Fund's investments was $42,398 ($ Thousands), and the unrealized appreciation and depreciation were $1,520 ($ Thousands) and $(94) ($ Thousands), respectively.

*	The rate reported is the 7-day effective yield as of June 30, 2011.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On June 30, 2011, the value of these securities amounted to $302 (000), representing 0.7% of the net assets of the Fund.

(B)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2011.
(C)	Step Bond — The rate reported is the rate in effect on June 30, 2011. The coupon on a step bond changes on a specific date.

Cl — Class
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MTN — Medium Term Note
RB — Revenue Bond
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series

CNI CHARTER FUNDS | PAGE 5

Schedule of Investments
June 30, 2011 (Unaudited)

Full Maturity Fixed Income Fund

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$18,700	$—	$18,700
U.S. Treasury Obligations	—	10,513	—	10,513
U.S. Government Mortgage-Backed Obligations	—	7,169	—	7,169
U.S. Government Agency Obligations	—	3,416	—	3,416
Commercial Mortgage-Backed Obligations	—	1,296	—	1,296
Mortgage-Backed Securities	—	683	—	683
Asset-Backed Securities	—	683	—	683
Foreign Corporate Bond	—	190	—	190
Municipal Bond	—	100	—	100
Cash Equivalent	1,074	—	—	1,074
Total Investments in Securities	$1,074	$42,750	$—	$43,824

For the period ended June 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 6

Schedule of Investments
June 30, 2011 (Unaudited)

High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Corporate Bonds [97.5%]
Advanced Materials/Prd [0.2%]
Polymer Group
7.750%, 02/01/19(A)	$130	$130

Advertising Agencies [0.9%]
MDC Partners
11.000%, 11/01/16	600	673

Aerospace & Defense [1.7%]
Kratos Defense & Security Solutions
10.000%, 06/01/17(A)	200	211
10.000%, 06/01/17	500	528
Sequa
13.500%, 12/01/15(A)	101	110
11.750%, 12/01/15(A)	400	434

Total Aerospace & Defense		1,283

Airlines [1.9%]
Continental Airlines, Ser 2007-1, Cl C
7.339%, 04/19/14	395	394
DAE Aviation Holdings
11.250%, 08/01/15(A)	150	156
Delta Airlines
12.250%, 03/15/15(A)	250	277
Global Aviation Holdings
14.000%, 08/15/13	600	589

Total Airlines		1,416

Auto Rent & Lease [0.3%]
Avis Budget Car Rental
7.750%, 05/15/16	100	102
H&E Equipment Services
8.375%, 07/15/16	100	102

Total Auto Rent & Lease		204

Autoparts [1.3%]
Asbury Automotive Group
7.625%, 03/15/17	100	99
Exide Technologies
8.625%, 02/01/18(A)	400	416
Stanadyne
10.000%, 08/15/14	450	458

Total Autoparts		973

B2B/E-Commerce [0.9%]
GXS Worldwide
9.750%, 06/15/15	650	658

Broadcasting & Cable [4.0%]
Atlantic Broadband Finance
9.375%, 01/15/14	100	102
Barrington Broadcasting Group
10.500%, 08/15/14	100	97
Bonten Media Acquisition
9.000%, 06/01/15(A)	190	147
Bresnan Broadband Holdings
8.000%, 12/15/18(A)	500	516

Description	Face Amount (000)	Value (000)

Cablevision Systems
8.000%, 04/15/20	$400	$429
CCO Holdings
8.125%, 04/30/20	250	270
CSC Holdings
7.625%, 07/15/18	100	108
DCP
10.750%, 08/15/15(A)	500	443
Fisher Communications
8.625%, 09/15/14	117	118
Kabel BW Erste Beteiligungs
7.500%, 03/15/19(A)	500	510
Local TV Finance
9.250%, 06/15/15(A)	122	122
Newport Television
13.000%, 03/15/17(A)	130	135

Total Broadcasting & Cable		2,997

Building & Construction [2.5%]
APERAM
7.375%, 04/01/16(A)	400	402
Building Materials Corp of America
6.750%, 05/01/21(A)	400	402
Cemex
9.000%, 01/11/18(A)	400	407
Columbus McKinnon
7.875%, 02/01/19	200	203
Dycom Investments
7.125%, 01/15/21(A)	300	306
Interline Brands
7.000%, 11/15/18	190	192

Total Building & Construction		1,912

Chemicals [1.0%]
Ferro
7.875%, 08/15/18	225	233
Nalco
6.625%, 01/15/19(A)	250	256
Nexeo Solutions
8.375%, 03/01/18(A)	250	253

Total Chemicals		742

Coal Mining [0.6%]
Consol Energy
8.250%, 04/01/20	400	436

Commercial Services [2.9%]
ARAMARK
8.500%, 02/01/15	500	519
Bankrate
11.750%, 07/15/15(A)	250	285
DynCorp International
10.375%, 07/01/17(A)	500	513
Iron Mountain
8.750%, 07/15/18	150	156
NCO Group
11.875%, 11/15/14	700	592

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
June 30, 2011 (Unaudited)

High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Tube City IMS
9.750%, 02/01/15	$100	$103

Total Commercial Services		2,168

Communications Software [0.9%]
Aspect Software
10.625%, 05/07/17	600	645

Computer Graphics [0.5%]
Eagle Parent
8.625%, 05/01/19(A)	400	385

Computer System Design & Services [2.4%]
Compucom Systems
12.500%, 10/01/15(A)	590	621
iGate
9.000%, 05/01/16(A)	550	555
Stratus Technologies
12.000%, 03/29/15	675	663

Total Computer System Design & Services		1,839

Consumer Products & Services [3.5%]
American Achievement
10.875%, 04/15/16(A)	500	450
American Standard Americas
10.750%, 01/15/16(A)	250	240
MSX International
12.500%, 04/01/12(A)	100	84
Prestige Brands
8.250%, 04/01/18	250	262
Scotts Miracle-Gro
6.625%, 12/15/20(A)	350	358
Spectrum Brands Holdings
9.500%, 06/15/18(A)	700	767
Steinway Musical Instruments
7.000%, 03/01/14(A)	44	44
Yankee Acquisition, Ser B
9.750%, 02/15/17	50	53
YCC Holdings
10.250%, 02/15/16(A)	400	401

Total Consumer Products & Services		2,659

Containers & Packaging [1.9%]
Graphic Packaging International
7.875%, 10/01/18	145	154
Intertape Polymer US
8.500%, 08/01/14	100	94
Pregis
12.375%, 10/15/13	650	644
Pretium Packaging
11.500%, 04/01/16(A)	350	354
Solo Cup
8.500%, 02/15/14	200	187

Total Containers & Packaging		1,433

Data Processing/Mgmt [0.8%]
First Data
10.550%, 09/24/15	601	624

Description	Face Amount (000)	Value (000)

Distribution/Wholesale [2.0%]
Baker & Taylor
11.500%, 07/01/13(A)	$500	$423
Intcomex
13.250%, 12/15/14	600	613
VWR Funding
10.250%, 07/15/15	423	442

Total Distribution/Wholesale		1,478

Diversified Operations [1.3%]
Amsted Industries
8.125%, 03/15/18(A)	450	473
Griffon
7.125%, 04/01/18(A)	500	502

Total Diversified Operations		975

Drugs [1.0%]
Endo Pharmaceuticals Holdings
7.000%, 07/15/19(A)	400	410
Giant Funding
8.250%, 02/01/18(A)	300	313

Total Drugs		723

Electric Utilities [1.4%]
AES
8.000%, 10/15/17	100	107
8.000%, 06/01/20	50	53
7.375%, 07/01/21(A)	350	355
CMS Energy
8.750%, 06/15/19	50	61
6.875%, 12/15/15	150	168
PNM Resources
9.250%, 05/15/15	100	111
RRI Energy
7.625%, 06/15/14	200	206

Total Electric Utilities		1,061

Engines-Internal Combust [0.4%]
Briggs & Stratton
6.875%, 12/15/20	250	265

Enterprise Software/Serv [0.5%]
JDA Software Group
8.000%, 12/15/14	375	411

Entertainment & Gaming [12.3%]
Boyd Gaming
6.750%, 04/15/14	500	496
Caesars Entertainment Operating
12.750%, 04/15/18	100	100
11.250%, 06/01/17	250	276
10.000%, 12/15/18	350	316
CCM Merger
8.000%, 08/01/13(A)	175	172
Choctaw Resort Development Enterprise
7.250%, 11/15/19(A)	175	133

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
June 30, 2011 (Unaudited)

High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Chukchansi Economic Development Authority
8.000%, 11/15/13(A)	$250	$204
3.917%, 11/15/12(A) (B)	250	204
Circus & Eldorado Joint Venture/Silver Legacy Capital
10.125%, 03/01/12	150	141
Diamond Resorts
12.000%, 08/15/18(A)	600	636
Inn of the Mountain Gods Resort & Casino
8.750%, 11/30/20(A)	41	40
1.250%, 11/30/20(A)	101	62
Jacobs Entertainment
9.750%, 06/15/14	75	76
Lions Gate Entertainment
10.250%, 11/01/16(A)	600	610
Mashantucket Western Pequot Tribe
8.500%, 11/15/15(A) (C)	170	15
MGM Resorts International
11.375%, 03/01/18	400	449
Mohegan Tribal Gaming Authority
7.125%, 08/15/14	100	69
NAI Entertainment Holdings
8.250%, 12/15/17(A)	500	536
Penn National Gaming
8.750%, 08/15/19	250	272
Regal Entertainment Group
9.125%, 08/15/18	225	233
River Rock Entertainment Authority
9.750%, 11/01/11	800	710
San Pasqual Casino
8.000%, 09/15/13(A)	100	99
Scientific Games
8.125%, 09/15/18	325	337
Seminole Indian Tribe of Florida
7.750%, 10/01/17(A)	360	373
Shingle Springs Tribal Gaming Authority
9.375%, 06/15/15(A)	100	69
Snoqualmie Entertainment Authority
9.125%, 02/01/15(A)	300	293
4.204%, 02/01/14(A) (B)	450	405
Speedway Motorsports
6.750%, 02/01/19	250	249
Sugarhouse HSP Gaming Prop Mezz
8.625%, 04/15/16(A)	350	360
Tunica-Biloxi Gaming Authority
9.000%, 11/15/15(A)	125	128
Vail Resorts
6.500%, 05/01/19(A)	500	503
Waterford Gaming
8.625%, 09/15/14(A) (D)	64	37

Description	Face Amount (000)	Value (000)

Wynn Las Vegas
7.875%, 05/01/20	$175	$191
7.750%, 08/15/20	400	434

Total Entertainment & Gaming		9,228

Financial Services [1.8%]
CDRT Merger Sub
8.125%, 06/01/19(A)	650	650
Icahn Enterprises
7.750%, 01/15/16	400	410
WP Rocket Merger Sub
10.125%, 07/15/19(A)	300	303

Total Financial Services		1,363

Food, Beverage & Tobacco [2.9%]
B&G Foods
7.625%, 01/15/18	200	210
Beverages & More
9.625%, 10/01/14(A)	400	424
Bumble Bee Acquisition
9.000%, 12/15/17(A)	320	322
Bumble Bee Holdco SCA
9.625%, 03/15/18(A)	250	227
Darling International
8.500%, 12/15/18(A)	350	378
Le-Nature's
9.000%, 06/15/13(A) (C) (D)	150	23
US Foodservice
8.500%, 06/30/19(A)	320	310
Vector Group
11.000%, 08/15/15	250	262

Total Food, Beverage & Tobacco		2,156

Gas/Natural Gas [0.2%]
El Paso
7.000%, 06/15/17	150	170

Insurance [3.0%]
CNO Financial Group
9.000%, 01/15/18(A)	500	530
Ironshore Holdings US
8.500%, 05/15/20(A)	800	876
National Life Insurance
10.500%, 09/15/39(A)	150	193
USI Holdings
9.750%, 05/15/15(A)	507	508
4.136%, 11/15/14(A) (B)	125	116

Total Insurance		2,223

Investment Banker/Broker Dealer [1.0%]
Nuveen Investments
10.500%, 11/15/15	700	716

Investment Companies [1.0%]
American Capital
7.960%, 12/31/13(A)	105	106

CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
June 30, 2011 (Unaudited)

High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Offshore Group Investments
11.500%, 08/01/15(A)	$120	$130
11.500%, 08/01/15	500	544

Total Investment Companies		780

Machinery [1.4%]
Case New Holland
7.875%, 12/01/17(A)	150	165
CPM Holdings
10.625%, 09/01/14(A)	500	542
Thermadyne Holdings
9.000%, 12/15/17(A)	350	366

Total Machinery		1,073

Medical Products & Services [3.3%]
Apria Healthcare Group
12.375%, 11/01/14	200	208
BioScrip
10.250%, 10/01/15	600	626
DJO Finance
9.750%, 10/15/17(A)	210	213
Omnicare
7.750%, 06/01/20	350	372
OnCure Holdings
11.750%, 05/15/17	500	517
STHI Holding
8.000%, 03/15/18(A)	200	203
Symbion
11.000%, 08/23/15	395	397

Total Medical Products & Services		2,536

Metals & Mining [2.6%]
Aleris International
7.625%, 02/15/18(A)	200	199
Atkore International
9.875%, 01/01/18(A)	500	525
Midwest Vanadium Pty
11.500%, 02/15/18(A)	500	499
Mirabela Nickel
8.750%, 04/15/18(A)	330	328
Noranda Aluminum Acquisition
4.417%, 05/15/15(B)	173	164
Novelis
8.375%, 12/15/17	250	267

Total Metals & Mining		1,982

Miscellaneous Business Services [0.6%]
Affinion Group
11.500%, 10/15/15	100	103
Carriage Services
7.875%, 01/15/15	200	200
Lamar Media
6.625%, 08/15/15	100	101
MCBC Holdings
6.817%, 10/15/14(A) (C) (D)	50	28

Total Miscellaneous Business Services		432

Miscellaneous Manufacturing [2.0%]
AGY Holding
11.000%, 11/15/14	100	96

Description	Face Amount (000)	Value (000)

Buffalo Thunder Development Authority
9.375%, 12/15/14(A) (C)	$75	$30
CEVA Group
11.625%, 10/01/16(A)	250	272
11.500%, 04/01/18(A)	100	105
8.375%, 12/01/17(A)	300	303
Coleman Cable
9.000%, 02/15/18	450	470
Thermon Industries
9.500%, 05/01/17	240	258

Total Miscellaneous Manufacturing		1,534

Multi-line Insurance [0.3%]
Unitrin
6.000%, 05/15/17	195	204

Office Automation and Equip [0.6%]
CDW
8.000%, 12/15/18(A)	400	423

Paper & Related Products [0.4%]
Verso Paper Holdings
8.750%, 02/01/19(A)	300	267

Petroleum & Fuel Products [5.8%]
Bill Barrett
9.875%, 07/15/16	250	280
Continental Resources
7.375%, 10/01/20	500	531
Copano Energy
7.750%, 06/01/18	100	103
Crestwood Midstream Partners
7.750%, 04/01/19(A)	400	397
Eagle Rock Energy Partners
8.375%, 06/01/19(A)	500	499
Energy Transfer Equity
7.500%, 10/15/20	400	424
Helix Energy Solutions Group
9.500%, 01/15/16(A)	100	103
Milagro Oil & Gas
10.500%, 05/15/16(A)	400	376
Newfield Exploration
6.625%, 09/01/14	150	152
Petroplus Finance
7.000%, 05/01/17(A)	150	141
Plains Exploration & Production
7.750%, 06/15/15	150	155
7.625%, 06/01/18	100	105
Quicksilver Resources
7.125%, 04/01/16	400	394
SandRidge Energy
8.000%, 06/01/18(A)	150	153
7.500%, 03/15/21(A)	250	253
SESI
6.375%, 05/01/19(A)	300	297
Southern Star Central
6.750%, 03/01/16	100	101

Total Petroleum & Fuel Products		4,464

CNI CHARTER FUNDS | PAGE 4

Schedule of Investments
June 30, 2011 (Unaudited)

High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Printing & Publishing [0.5%]
Houghton Mifflin Harcourt Publishing
10.500%, 06/01/19(A)	$400	$394

Radio [0.2%]
Cleveland Unlimited
13.500%, 12/15/10(A) (C) (D)	250	175

Research and Development [2.8%]
Alion Science and Technology
12.000%, 11/01/14	490	504
10.250%, 02/01/15	330	273
Catalent Pharma Solutions
9.500%, 04/15/15	695	694
PharmaNet Development Group
10.875%, 04/15/17(A)	500	625

Total Research and Development		2,096

Retail [6.4%]
ACE Hardware
9.125%, 06/01/16(A)	100	106
BI-LO
9.250%, 02/15/19(A)	450	456
Burlington Coat Factory Warehouse
10.000%, 02/15/19(A)	400	396
CKE Restaurants
11.375%, 07/15/18	400	437
Claire's Stores
9.625%, 06/01/15	135	131
Dunkin Finance
9.625%, 12/01/18(A)	359	362
Easton-Bell Sports
9.750%, 12/01/16	500	551
Ferrellgas
6.500%, 05/01/21(A)	130	123
Liz Claiborne
10.500%, 04/15/19(A)	400	408
Mobile Mini
7.875%, 12/01/20	225	232
Pantry
7.750%, 02/15/14	400	399
Penske Automotive Group
7.750%, 12/15/16	100	102
RadioShack
6.750%, 05/15/19(A)	300	289
Rare Restaurant Group
9.250%, 05/15/14(A)	100	83
Rite Aid
9.500%, 06/15/17	750	684
Sbarro
10.375%, 02/01/15(C) (D)	50	13
Sonic Automotive
9.000%, 03/15/18	70	73

Total Retail		4,845

Description	Face Amount (000)	Value (000)

Rubber & Plastic [0.1%]
Cooper Tire & Rubber
8.000%, 12/15/19	$100	$105

Schools-Day Care [0.5%]
Knowledge Learning
7.750%, 02/01/15(A)	400	393

Semi-Conductors [1.0%]
Freescale Semiconductor
9.250%, 04/15/18(A)	500	539
Stoneridge
9.500%, 10/15/17(A)	200	221

Total Semi-Conductors		760

Shipbuilding [0.7%]
Huntington Ingalls Industries
7.125%, 03/15/21(A)	250	259
6.875%, 03/15/18(A)	250	256

Total Shipbuilding		515

Steel & Steel Works [0.9%]
Ryerson
12.000%, 11/01/15	75	80
Standard Steel
12.000%, 05/01/15(A)	600	593

Total Steel & Steel Works		673

Telephones & Telecommunications [3.7%]
Avaya
7.000%, 04/01/19(A)	250	242
Broadview Networks Holdings
11.375%, 09/01/12	100	95
Buccaneer Merger Sub
9.125%, 01/15/19(A)	450	468
Clearwire Communications
12.000%, 12/01/15(A)	650	696
CommScope
8.250%, 01/15/19(A)	500	515
GeoEye
8.625%, 10/01/16	345	363
Level 3 Financing
10.000%, 02/01/18	250	268
Virgin Media Finance
9.125%, 08/15/16	150	158

Total Telephones & Telecommunications		2,805

Textile-Home Furnishings [0.3%]
Empire Today
11.375%, 02/01/17(A)	250	257

Transactional Software [0.5%]
Open Solutions
9.750%, 02/01/15(A)	600	360

Transportation Services [5.2%]
ACL I
10.625%, 02/15/16(A)	600	561
Florida East Coast Railway
8.125%, 02/01/17(A)	250	258

CNI CHARTER FUNDS | PAGE 5

Schedule of Investments
June 30, 2011 (Unaudited)

High Yield Bond Fund

Description	Face Amount (000)/ Shares	Value (000)

Marquette Transportation
10.875%, 01/15/17	$350	$353
Pegasus Solutions
10.500%, 04/15/15(A)	100	39
Quality Distribution
9.875%, 11/01/18(A)	750	764
Sabre Holdings
8.350%, 03/15/16	495	435
Stena
7.000%, 12/01/16	150	146
Susser Holdings
8.500%, 05/15/16	250	263
Travelport
11.875%, 09/01/16	300	258
9.875%, 09/01/14	90	83
United Maritime Group
11.750%, 06/15/15	750	784

Total Transportation Services		3,944

Waste Disposal [0.7%]
WCA Waste
7.500%, 06/15/19(A)	500	499

Total Corporate Bonds
(Cost $71,996)		73,462

Convertible Bond [0.1%]
Food, Beverage & Tobacco [0.1%]
Vector Group
3.875%, 06/15/26(B)	54	63

Total Convertible Bond
(Cost $56)		63

Common Stock [0.0%]
Broadcasting & Cable [0.0%]
Olympus * (D) (E)	8,500	7

Total Common Stock
(Cost $9)		7

Warrant [0.0%]
Alion Science and Technology,
Expires 03/15/17 * (D)	280	—

Total Warrant
(Cost $–)		—

Cash Equivalents [0.4%]
Fidelity Institutional Domestic Money Market Portfolio, Cl I, 0.073%**	134,802	135
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.020%**	134,802	135

Total Cash Equivalents
(Cost $270)		270

Total Investments [98.0%]
(Cost $72,331)†		$73,802

Percentages are based on Net Assets of $75,296 ($ Thousands).

†
At June 30, 2011, the tax basis cost of the Fund's investments was $72,331($ Thousands), and the unrealized appreciation and depreciation were $3,078 ($ Thousands) and $(1,607) ($ Thousands), respectively.

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2011.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On June 30, 2011, the value of these securities amounted to $40,165 (000), representing 53.3% of the net assets of the Fund.

(B)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2011.
(C)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(D)	Security is considered illiquid.
(E)	Security is fair valued.

Cl — Class
Ser — Series
Amounts designated as "—" are either $0 or have been rounded to $0.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$73,425	$37	$73,462
Convertible Bond	—	63	—	63
Common Stock	—	—	7	7
Warrant	—	—	—	—
Cash Equivalents	270	—	—	270
Total Investments in Securities	$270	$73,488	$44	$73,802

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Corporate Bonds ($Thousands)	Investments in Common Stock ($Thousands)
Beginning balance as of October 1, 2010	$278	$10
Accrued discounts/premiums	11	—
Realized gain/(loss)	(32)	3
Change in unrealized appreciation/(depreciation)	(93)	(3)
Net purchases/sales	(161)	(3)
Net transfer in and/or out of Level 3	34	—
Ending balance as of June 20, 2011	$37	$7
Changes in unrealized gains (losses) included in earnings related to securities held at reporting date	$3	$(2)

For the period ended June 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 6

Schedule of Investments
June 30, 2011 (Unaudited)

Multi-Asset Fund

Description	Shares	Value (000)

Exchange Traded Funds [44.5%]
Guggenheim Timber Fund	21,287	$449
iShares MSCI EAFE Index Fund	39,426	2,371
iShares S&P 500 Growth Index Fund	25,394	1,764
iShares S&P Global Timber Fund	9,869	430
iShares S&P MidCap 400 Index Fund	34,407	3,362
Powershares DB Agricultural Fund	27,228	864
SPDR Barclays Capital High Yield Bond Fund	32,209	1,296
SPDR S&P 500 Fund	29,986	3,957
Vanguard Emerging Markets	47,622	2,315
Vanguard Energy Fund	7,721	854
Vanguard Small Cap Value	31,928	2,493

Total Exchange Traded Funds
(Cost $17,978)		20,155

Registered Investment Companies [25.9%]
Alpine International Real Estate Equity Fund	66,173	1,704
Cohen & Steers International Realty Fund, Inc.	145,192	1,626
Direxion Commodity Trends Strategy Fund	29,898	830
Fidelity Floating Rate High Income Fund	319,198	3,131
Oppenheimer International Bond Fund, Class A	413,410	2,786
PIMCO Emerging Markets Bond Fund	86,753	956
PIMCO Emerging Markets Bond Fund, Institutional Class	63,782	718

Total Registered Investment Companies
(Cost $11,289)		11,751

Affiliated Registered Investment Companies [10.6%]
CNI Corporate Bond Fund, Institutional Class	166,591	1,786
CNI Government Bond Fund, Institutional Class	134,653	1,426
CNI High Yield Bond Fund, Institutional Class	184,930	1,586

Total Affiliated Registered Investment Companies
(Cost $4,669)		4,798

Description	Face Amount (000)/ Shares	Value (000)

Certificate of Deposit [2.2%]
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.260%, 01/06/12	$1,000	$1,000

Total Certificate of Deposit
(Cost $1,000)		1,000

Cash Equivalent [16.9%]
Fidelity Institutional Domestic Money Market Portfolio, Cl I, 0.128%*	7,642,748	7,643

Total Cash Equivalent
(Cost $7,643)		7,643

Total Investments [100.1%]
(Cost $42,579)†		$45,347

Percentages are based on Net Assets of $45,321 ($ Thousands).

†
At June 30, 2011, the tax basis cost of the Fund's investments was $42,579 ($ Thousands), and the unrealized appreciation and depreciation were $2,968 ($ Thousands) and $(200) ($ Thousands), respectively.

*	The rate reported is the 7-day effective yield as of June 30, 2011.

Cl — Class
EAFE — Europe Australiasia and the Far East
MSCI — Morgan Stanley Capital International
SPDR — Standard & Poor's Depository Receipts

The following is a summary of the inputs used as of  June 30, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$20,155	$—	$—	$20,155
Registered Investment Companies	11,751	—	—	11,751
Affiliated Registered Investment Companies	4,798	—	—	4,798
Certificate of Deposit	—	1,000	—	1,000
Cash Equivalent	7,643	—	—	7,643
Total Investments in Securities	$44,347	$1,000	$—	$45,347
For the period ended June 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
June 30, 2011 (Unaudited)

Diversified Equity Fund

Description	Shares	Value (000)

Common Stock [94.8%]
Aerospace & Defense [1.1%]
Precision Castparts	1,880	$310
Raytheon	9,515	474

Total Aerospace & Defense		784

Apparel/Textiles [1.0%]
Coach	4,190	268
Lululemon Athletica *	1,510	169
Nike, Cl B	3,330	299

Total Apparel/Textiles		736

Auto Components [0.3%]
TRW Automotive Holdings *	4,000	236

Automotive [0.2%]
Honda Motor ADR	4,200	162

Banks [3.2%]
Bank of America	29,975	329
KeyCorp	48,850	407
M&T Bank	4,100	361
US Bancorp	47,175	1,203

Total Banks		2,300

Beauty Products [0.3%]
Estee Lauder, Cl A	2,190	230

Biotechnology [0.2%]
Alexion Pharmaceuticals *	3,130	147

Broadcasting & Cable [4.3%]
Acme Packet *	3,710	260
Aruba Networks *	6,240	185
Ciena *	9,780	180
Cisco Systems	67,075	1,047
F5 Networks *	1,750	193
Qualcomm	17,190	976
Riverbed Technology *	5,360	212

Total Broadcasting & Cable		3,053

Building & Construction [0.7%]
Owens Corning *	13,400	500

Business Services [1.2%]
Mastercard, Cl A	1,960	591
VeriFone Systems *	5,330	236

Total Business Services		827

Chemicals [2.3%]
Celanese, Cl A	4,420	236
CF Industries Holdings	1,210	171
Dow Chemical	19,675	708
International Flavors & Fragrances	4,170	268

Description	Shares	Value (000)

Potash Corp of Saskatchewan	4,300	$245

Total Chemicals		1,628

Commercial Banks [1.0%]
BB&T	27,700	743

Communication & Media [1.7%]
Comcast, Cl A	16,830	426
Time Warner	13,266	483
Viacom, Cl B	6,000	306

Total Communication & Media		1,215

Computer Software [3.8%]
Microsoft	18,071	470
Oracle	51,555	1,697
Symantec *	27,700	546

Total Computer Software		2,713

Computer System Design & Services [4.3%]
Apple *	3,919	1,316
Dell *	28,829	481
Hewlett-Packard	12,925	470
IBM	3,750	643
SanDisk *	4,210	175

Total Computer System Design & Services		3,085

Computers & Peripherals [1.4%]
EMC *	37,730	1,039

Construction & Engineering [0.8%]
Aecom Technology *	14,575	399
KBR	3,960	149

Total Construction & Engineering		548

Consumer Products & Services [0.3%]
Mattel	8,700	239

Containers & Packaging [1.2%]
Bemis	11,900	402
Crown Holdings *	12,100	470

Total Containers & Packaging		872

Diversified Manufacturing [2.5%]
3M	7,275	690
General Electric	23,250	439
Parker Hannifin	7,725	693

Total Diversified Manufacturing		1,822

Diversified Metals & Mining [1.1%]
Cliffs Natural Resources	3,240	299
Goldcorp	5,650	273
Molycorp *	3,290	201

Total Diversified Metals & Mining		773

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
June 30, 2011 (Unaudited)

Diversified Equity Fund

Description	Shares	Value (000)

Drugs [4.7%]
Abbott Laboratories	14,525	$764
Allergan	5,270	439
Bristol-Myers Squibb	8,100	235
Mylan *	49,000	1,209
Shire ADR	3,710	349
Valeant Pharmaceuticals International	6,530	339

Total Drugs		3,335

Electrical Services [1.1%]
AMETEK	7,520	338
Rockwell Automation	4,980	432

Total Electrical Services		770

Entertainment [2.1%]
Chipotle Mexican Grill, Cl A *	810	250
Las Vegas Sands *	8,150	344
Starbucks	4,480	177
Starwood Hotels & Resorts Worldwide	6,230	349
Wendy's, Cl A	69,400	352

Total Entertainment		1,472

Financial Services [1.8%]
American Express	4,900	253
Capital One Financial	15,800	816
Charles Schwab	13,520	223

Total Financial Services		1,292

Food, Beverage & Tobacco [2.3%]
Coca-Cola	7,275	489
ConAgra Foods	20,150	520
PepsiCo	9,209	649

Total Food, Beverage & Tobacco		1,658

Health Care Technology [0.4%]
Cerner *	4,540	277

Healthcare Products & Services [2.0%]
Agilent Technologies *	5,430	278
Express Scripts, Cl A *	6,070	328
McKesson	5,662	474
Pharmaceutical Product Development	13,300	357

Total Healthcare Products & Services		1,437

Household Furniture & Fixtures [0.9%]
Stanley Black & Decker	3,650	263
Tempur-Pedic International *	1,730	117
Toll Brothers *	13,260	275

Total Household Furniture & Fixtures		655

Industrial [0.1%]
Manpower	750	40

Description	Shares	Value (000)

Insurance [5.4%]
ACE	5,300	$349
Aflac	8,050	376
Berkshire Hathaway, Cl B *	9,122	706
Chubb	5,600	351
HCC Insurance Holdings	22,300	703
Loews	11,200	471
Universal Health Services, Cl B	3,470	179
Unum Group	28,000	713

Total Insurance		3,848

Investment Banker/Broker Dealer [1.9%]
Affiliated Managers Group *	3,450	350
JPMorgan Chase	15,425	631
Morgan Stanley	16,725	385

Total Investment Banker/Broker Dealer		1,366

Machinery [2.5%]
AGCO *	17,450	861
Caterpillar	5,500	585
Cummins	3,475	360

Total Machinery		1,806

Manufacturing [1.2%]
Tyco International	17,050	843

Medical Products & Services [5.1%]
CareFusion *	21,542	585
Covidien	16,280	866
Laboratory Corp of America Holdings *	4,800	465
Patterson	14,400	474
Quest Diagnostics	12,600	745
Stryker	8,575	503

Total Medical Products & Services		3,638

Metals & Mining [0.7%]
Barrick Gold	11,125	504

Office Furniture & Fixtures [1.3%]
Fortinet *	4,950	135
Salesforce.com *	3,090	460
Synopsys *	13,600	350

Total Office Furniture & Fixtures		945

Paper & Related Products [1.0%]
Packaging Corp of America	12,700	355
Sealed Air	14,700	350

Total Paper & Related Products		705

Petroleum & Fuel Products [13.0%]
Anadarko Petroleum	16,980	1,303
Apache	3,425	423
Chevron	4,075	419
Cimarex Energy	5,290	476
Cobalt International Energy *	7,080	96

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
June 30, 2011 (Unaudited)

Diversified Equity Fund

Description	Shares	Value (000)

Concho Resources *	4,900	$450
ConocoPhillips	4,800	361
Exterran Holdings *	30,700	609
Newfield Exploration *	10,500	714
Noble	17,400	686
Patterson-UTI Energy	15,500	490
Royal Dutch Shell, Cl B ADR	12,000	861
Schlumberger	8,730	754
Southwestern Energy *	19,280	827
Spectra Energy	13,000	356
Williams	14,175	429

Total Petroleum & Fuel Products		9,254

Real Estate Management & Development [1.6%]
Brookfield Asset Management, Cl A	28,200	935
CB Richard Ellis Group, Cl A *	7,160	180

Total Real Estate Management & Development		1,115

Retail [4.5%]
Advance Auto Parts	6,425	376
Kohl's	11,600	580
Staples	38,200	604
Walgreen	18,760	797
Wal-Mart Stores	12,000	638
Whole Foods Market	2,640	167

Total Retail		3,162

Semi-Conductors [2.8%]
Altera	7,000	324
Applied Materials	37,900	493
ASML Holding, Cl G	7,430	275
Broadcom, Cl A	12,060	406
Cypress Semiconductor	7,760	164
Netlogic Microsystems *	4,580	185
NXP Semiconductor *	5,240	140

Total Semi-Conductors		1,987

Telephones & Telecommunications [1.6%]
AT&T	15,500	487
Verizon Communications	16,725	623

Total Telephones & Telecommunications		1,110

Transportation Services [1.4%]
FedEx	10,620	1,007

Web Portals/ISP [1.7%]
Amazon.com *	2,590	530
Google, Cl A *	1,250	633

Total Web Portals/ISP		1,163

Description	Shares	Value (000)

Wholesale [0.8%]
Green Mountain Coffee Roasters *	1,540	$138
Mead Johnson Nutrition, Cl A	6,430	434

Total Wholesale		572

Total Common Stock
(Cost $59,816)		67,613

Cash Equivalent [12.5%]
AIM STIT-Treasury Portfolio, 0.020%**	8,943,438	8,943

Total Cash Equivalent
(Cost $8,943)		8,943

Total Investments [107.3%]
(Cost $68,759)†		$76,556

Percentages are based on Net Assets of $71,314 ($ Thousands).

†
At June 30, 2011, the tax basis cost of the Fund's investments was $68,759($ Thousands), and the unrealized appreciation and depreciation were $9,582 ($ Thousands) and $(1,785) ($ Thousands), respectively.

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2011.

ADR — American Depositary Receipt
Cl — Class

As of June 30, 2011, all of the Fund’s investments are Level 1.

For the period ended June 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
June 30, 2011 (Unaudited)

Large Cap Value Equity Fund

Description	Shares	Value (000)

Common Stock [96.5%]
Aerospace & Defense [1.7%]
General Dynamics	9,000	$671
L-3 Communications Holdings, Cl 3	15,600	1,364

Total Aerospace & Defense		2,035

Beverages [0.6%]
Molson Coors Brewing, Cl B	15,400	689

Biotechnology [1.1%]
Gilead Sciences *	31,600	1,309

Capital Markets [4.4%]
Bank of New York Mellon	52,900	1,355
Goldman Sachs Group	11,200	1,491
Morgan Stanley	35,700	821
State Street	34,800	1,569

Total Capital Markets		5,236

Commercial Banks [3.9%]
US Bancorp	74,500	1,900
Wells Fargo	94,960	2,665

Total Commercial Banks		4,565

Commercial Services & Supplies [2.2%]
Iron Mountain	42,500	1,449
Waste Management	30,500	1,137

Total Commercial Services & Supplies		2,586

Communications Equipment [1.3%]
Cisco Systems	101,500	1,584

Construction Materials [0.8%]
Vulcan Materials	24,000	925

Consumer Finance [1.8%]
American Express	40,200	2,078

Containers & Packaging [1.0%]
Sealed Air	52,100	1,239

Diversified Financial Services [5.2%]
Citigroup	65,900	2,744
JPMorgan Chase	83,200	3,406

Total Diversified Financial Services		6,150

Diversified Telecommunication Services [3.6%]
AT&T	76,617	2,407
Verizon Communications	50,500	1,880

Total Diversified Telecommunication Services		4,287

Electric Utilities [2.3%]
American Electric Power	4,500	170
Edison International	32,600	1,263

Description	Shares	Value (000)

NextEra Energy	10,200	$586
PPL	24,100	671

Total Electric Utilities		2,690

Energy Equipment & Services [2.9%]
Diamond Offshore Drilling	19,800	1,394
National Oilwell Varco	26,200	2,049

Total Energy Equipment & Services		3,443

Food & Staples Retailing [4.8%]
CVS	52,400	1,969
SUPERVALU	124,500	1,172
Wal-Mart Stores	48,200	2,561

Total Food & Staples Retailing		5,702

Food Products [1.9%]
Archer-Daniels-Midland	36,900	1,113
Dean Foods *	90,000	1,104

Total Food Products		2,217

Health Care Equipment & Supplies [1.1%]
Baxter International	12,500	746
Becton Dickinson	6,900	595

Total Health Care Equipment & Supplies		1,341

Health Care Providers & Services [2.5%]
Aetna	34,200	1,508
Cigna	18,500	951
UnitedHealth Group	9,500	490

Total Health Care Providers & Services		2,949

Household Products [1.9%]
Procter & Gamble	34,700	2,206

Industrial Conglomerates [3.1%]
General Electric	160,700	3,031
Tyco International	13,600	672

Total Industrial Conglomerates		3,703

Insurance [7.1%]
Aflac	39,000	1,820
Berkshire Hathaway, Cl B *	35,400	2,740
Marsh & McLennan	63,100	1,968
Travelers	31,700	1,851

Total Insurance		8,379

Leisure Equipment & Products [1.5%]
Mattel	63,800	1,754

Machinery [1.0%]
AGCO *	23,000	1,135

Media [2.6%]
Comcast, Cl A	96,800	2,453

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
June 30, 2011 (Unaudited)

Large Cap Value Equity Fund

Description	Shares	Value (000)

Time Warner	17,933	$652

Total Media		3,105

Metals & Mining [0.9%]
Newmont Mining	19,800	1,069

Multiline Retail [1.6%]
Target	39,100	1,834

Multi-Utilities [3.7%]
Consolidated Edison	7,000	373
National Grid ADR	23,000	1,137
PG&E	39,600	1,664
Public Service Enterprise Group	22,100	721
Sempra Energy	10,000	529

Total Multi-Utilities		4,424

Oil, Gas & Consumable Fuels [14.7%]
Apache	14,000	1,727
BP ADR	30,800	1,364
Chevron	38,240	3,933
ConocoPhillips	50,080	3,766
Devon Energy	17,100	1,348
Exxon Mobil	46,000	3,743
Marathon Oil	30,000	1,580

Total Oil, Gas & Consumable Fuels		17,461

Pharmaceuticals [5.4%]
Abbott Laboratories	21,700	1,142
Merck	23,100	815
Pfizer	104,000	2,142
Teva Pharmaceutical Industries ADR	23,300	1,124
Warner Chilcott, Cl A	46,400	1,120

Total Pharmaceuticals		6,343

Real Estate Management & Development [1.6%]
Brookfield Asset Management, Cl A	58,200	1,930

Road & Rail [3.4%]
CSX	60,000	1,573
Union Pacific	23,000	2,401

Total Road & Rail		3,974

Semiconductors & Semiconductor Equipment [2.3%]
Intel	72,200	1,600
Texas Instruments	34,900	1,146

Total Semiconductors & Semiconductor Equipment		2,746

Software [1.6%]
Microsoft	73,500	1,911

Description	Shares	Value (000)

Specialty Retail [1.0%]
Best Buy	22,700	$713
Lowe's	22,500	525

Total Specialty Retail		1,238

Total Common Stock
(Cost $105,366)		114,237

Cash Equivalents [3.5%]
Fidelity Institutional Domestic Money Market Portfolio, Cl I, 0.073%**	2,244,962	2,245
Goldman Sachs Financial Square Funds - Government Fund, 0.006%**	1,958,878	1,959

Total Cash Equivalents
(Cost $4,204)		4,204

Total Investments [100.0%]
(Cost $109,570)†		$118,441

Percentages are based on Net Assets of $118,454 ($ Thousands).

†
At June 30, 2011, the tax basis cost of the Fund's investments was $109,570 ($ Thousands), and the unrealized appreciation and depreciation were $15,369 ($ Thousands) and $(6,498) ($ Thousands), respectively.

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2011.

ADR — American Depositary Receipt
Cl — Class

As of June 30, 2011, all of the Fund’s investments are Level 1.

For the period ended June 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
June 30, 2011 (Unaudited)

Large Cap Growth Equity Fund

Description	Shares	Value (000)

Common Stock [99.4%]
Aerospace & Defense [1.5%]
Boeing	11,200	$828

Air Freight & Logistics [1.5%]
FedEx	9,100	863

Auto Components [1.8%]
Johnson Controls	24,200	1,008

Beverages [2.9%]
Dr Pepper Snapple Group	21,700	910
Fomento Economico Mexicano ADR	11,400	758

Total Beverages		1,668

Biotechnology [5.4%]
Celgene *	24,400	1,472
Gilead Sciences *	23,400	969
United Therapeutics *	11,600	639

Total Biotechnology		3,080

Capital Markets [1.1%]
Franklin Resources	4,800	630

Chemicals [1.0%]
Mosaic	8,000	542

Commercial Banks [2.5%]
Signature Bank NY *	13,600	778
Wells Fargo	24,000	673

Total Commercial Banks		1,451

Communications Equipment [6.3%]
F5 Networks *	7,200	794
Finisar *	32,500	586
Juniper Networks *	26,200	825
Qualcomm	24,800	1,408

Total Communications Equipment		3,613

Computers & Peripherals [9.4%]
Apple *	11,400	3,827
EMC *	56,400	1,554

Total Computers & Peripherals		5,381

Diversified Financial Services [1.3%]
JPMorgan Chase	17,600	721

Diversified Telecommunication Services [1.1%]
Verizon Communications	16,800	625

Electronic Equipment [1.5%]
Corning	46,900	851

Energy Equipment & Services [5.4%]
Baker Hughes	15,800	1,146

Description	Shares	Value (000)

National Oilwell Varco	12,500	$978
Schlumberger	11,200	968

Total Energy Equipment & Services		3,092

Food & Staples Retailing [1.0%]
Wal-Mart Stores	10,500	558

Food Products [1.1%]
Bunge	9,400	648

Health Care Equipment & Supplies [3.5%]
Baxter International	16,600	991
Intuitive Surgical *	2,700	1,005

Total Health Care Equipment & Supplies		1,996

Hotels, Restaurants & Leisure [2.1%]
Starbucks	30,300	1,196

Insurance [1.2%]
Prudential Financial	10,600	674

Internet & Catalog Retail [1.7%]
priceline.com *	1,900	973

Internet Software & Services [3.6%]
Google, Cl A *	4,000	2,026

IT Services [5.4%]
IBM	11,100	1,904
Mastercard, Cl A	3,900	1,175

Total IT Services		3,079

Machinery [6.4%]
Caterpillar	8,000	852
Cummins	10,600	1,097
Danaher	13,500	715
Illinois Tool Works	17,900	1,011

Total Machinery		3,675

Media [5.2%]
Comcast, Cl A	33,900	859
DIRECTV, Cl A *	24,400	1,240
Time Warner Cable, Cl A	11,200	874

Total Media		2,973

Metals & Mining [4.2%]
Alcoa	49,400	784
Allegheny Technologies	12,800	812
Worthington Industries	35,700	825

Total Metals & Mining		2,421

Multiline Retail [2.6%]
Kohl's	14,800	740
Target	16,000	751

Total Multiline Retail		1,491

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
June 30, 2011 (Unaudited)

Large Cap Growth Equity Fund

Description	Shares	Value (000)

Oil, Gas & Consumable Fuels [3.0%]
Chevron	6,500	$668
Peabody Energy	17,300	1,019

Total Oil, Gas & Consumable Fuels		1,687

Personal Products [1.4%]
Avon Products	27,900	781

Pharmaceuticals [4.8%]
Allergan	9,000	749
Mylan *	41,500	1,024
Shire ADR	9,800	923

Total Pharmaceuticals		2,696

Road & Rail [1.8%]
Norfolk Southern	13,800	1,034

Semiconductors & Semiconductor Equipment [3.7%]
Altera	19,200	890
Broadcom, Cl A	17,800	599
Texas Instruments	18,000	591

Total Semiconductors & Semiconductor Equipment		2,080

Software [2.3%]
Oracle	40,200	1,323

Wireless Telecommunication Services [1.7%]
MetroPCS Communications *	55,700	959

Total Common Stock
(Cost $49,226)		56,623

Cash Equivalents [0.6%]
Fidelity Institutional Domestic Money Market Portfolio, Cl I, 0.073%**	192,007	192
Goldman Sachs Financial Square Funds - Government Fund, 0.006%**	146,104	146

Total Cash Equivalents
(Cost $338)		338

Total Investments [100.0%]
(Cost $49,564)†		$56,961

Percentages are based on Net Assets of $56,949 ($ Thousands).

†
At June 30, 2011, the tax basis cost of the Fund's investments was $49,564 ($ Thousands), and the unrealized appreciation and depreciation were $9,291 ($ Thousands) and $(1,894) ($ Thousands), respectively.

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2011.

ADR — American Depositary Receipt
Cl — Class

As of June 30, 2011, all of the Fund’s investments are Level 1.

For the period ended June 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
June 30, 2011 (Unaudited)

Socially Responsible Equity Fund

Description	Shares	Value (000)

Common Stock [94.3%]
Automotive [1.1%]
Honda Motor ADR	21,000	$811

Banks [6.7%]
Cullen	22,500	1,279
M&T Bank	17,000	1,495
Toronto-Dominion Bank	9,000	764
US Bancorp	63,000	1,607

Total Banks		5,145

Building & Construction [1.1%]
Owens Corning *	23,000	859

Business Services [2.9%]
Automatic Data Processing	43,000	2,265

Chemicals [2.5%]
EI du Pont de Nemours	35,000	1,892

Communication & Media [3.3%]
Thomson Reuters	37,000	1,390
Time Warner	32,000	1,164

Total Communication & Media		2,554

Computer Software [1.5%]
Microsoft	45,000	1,170

Distributors [2.0%]
Genuine Parts	29,000	1,578

Drugs [5.6%]
Abbott Laboratories	46,000	2,421
Bristol-Myers Squibb	65,000	1,882

Total Drugs		4,303

Electrical Equipment [2.1%]
Emerson Electric	29,000	1,631

Financial Services [3.9%]
American Express	30,000	1,551
NYSE Euronext	42,500	1,456

Total Financial Services		3,007

Healthcare Products & Services [6.6%]
Cardinal Health	47,000	2,135
McKesson	19,000	1,589
Pharmaceutical Product Development	50,000	1,342

Total Healthcare Products & Services		5,066

Insurance [11.2%]
Berkshire Hathaway, Cl B *	28,000	2,167
Chubb	36,000	2,254
HCC Insurance Holdings	25,000	787
Loews	53,000	2,231

Description	Shares	Value (000)

Mercury General	31,000	$1,224

Total Insurance		8,663

Machinery [1.3%]
AGCO *	20,000	987

Manufacturing [1.9%]
Tyco International	29,875	1,477

Medical Products & Services [6.4%]
Laboratory Corp of America Holdings *	14,000	1,355
Patterson	65,000	2,138
Quest Diagnostics	25,000	1,477

Total Medical Products & Services		4,970

Paper & Related Products [3.9%]
Packaging Corp of America	53,500	1,498
Sealed Air	65,000	1,546

Total Paper & Related Products		3,044

Petroleum & Fuel Products [13.9%]
ConocoPhillips	31,000	2,331
Encana	69,000	2,124
Exterran Holdings *	90,000	1,785
Southwestern Energy *	31,000	1,329
Spectra Energy	83,000	2,275
Unit *	14,000	853

Total Petroleum & Fuel Products		10,697

Real Estate Management & Development [3.5%]
Brookfield Asset Management, Cl A	81,000	2,687

Retail [2.5%]
Walgreen	45,000	1,911

Semi-Conductors [4.6%]
Analog Devices	59,000	2,309
Intel	55,000	1,219

Total Semi-Conductors		3,528

Steel & Steel Works [2.9%]
Nucor	55,000	2,267

Waste Management Services [2.9%]
Waste Management	58,500	2,181

Total Common Stock
(Cost $60,995)		72,693

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
June 30, 2011 (Unaudited)

Socially Responsible Equity Fund

Description	Shares	Value (000)

Cash Equivalent [5.6%]
AIM STIT-Government TaxAdvantage Portfolio, 0.020%**	4,312,346	$4,312

Total Cash Equivalent
(Cost $4,312)		4,312

Total Investments [99.9%]
(Cost $65,307)†		$77,005

Percentages are based on Net Assets of $77,069 ($ Thousands).

†
At June 30, 2011, the tax basis cost of the Fund's investments was $65,307 ($ Thousands), and the unrealized appreciation and depreciation were $13,156 ($ Thousands) and $(1,458) ($ Thousands), respectively.

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2011.

ADR — American Depositary Receipt
Cl — Class

As of June 30, 2011, all of the Fund’s investments are Level 1.

For the period ended June 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
June 30, 2011 (Unaudited)

CSC Small Cap Value Fund**

Description	Shares	Value (000)

Common Stock [94.0%]
Capital Markets [6.5%]
Duff & Phelps, Cl A	30,500	$391
Federated Investors, Cl B	48,955	1,167

Total Capital Markets		1,558

Chemicals [7.5%]
KMG Chemicals	34,102	574
Nalco Holding	18,800	523
Spartech *	115,000	700

Total Chemicals		1,797

Construction Materials [2.0%]
Eagle Materials	17,000	474

Diversified Consumer Services [4.2%]
Coinstar *	18,165	991

Electrical Equipment [2.7%]
Woodward	18,500	645

Health Care Equipment & Supplies [4.6%]
Teleflex	17,900	1,093

Health Care Providers & Services [4.2%]
VCA Antech *	47,514	1,007

Hotels, Restaurants & Leisure [6.7%]
International Speedway, Cl A	20,500	582
Wendy's/Arby's Group, Cl A	200,000	1,014

Total Hotels, Restaurants & Leisure		1,596

Household Products [7.5%]
Central Garden & Pet, Cl A *	126,400	1,283
Scotts Miracle-Gro, Cl A	9,600	493

Total Household Products		1,776

Insurance [20.0%]
Alleghany *	3,379	1,126
Hallmark Financial Services *	87,786	691
Hilltop Holdings *	49,200	435
Symetra Financial	80,000	1,074
White Mountains Insurance Group	3,433	1,442

Total Insurance		4,768

Internet & Catalog Retail [4.2%]
HSN *	30,600	1,007

IT Services [2.7%]
Global Cash Access Holdings *	200,000	636

Life Sciences Tools & Services [4.5%]
PerkinElmer	40,000	1,077

Description	Shares/ Face Amount (000)	Value (000)

Machinery [3.8%]
Altra Holdings *	19,200	$461
IDEX	10,000	458

Total Machinery		919

Media [2.6%]
Liberty Media - Capital, Ser A *	7,202	618

Oil, Gas & Consumable Fuels [2.9%]
Approach Resources *	30,000	680

Professional Services [3.0%]
GP Strategies *	52,200	713

Real Estate Investment Trusts [1.7%]
Chimera Investment	120,500	417

Software [2.2%]
Fair Isaac	17,700	535

Specialty Retail [0.5%]
Syms *	11,965	129

Total Common Stock
(Cost $16,796)		22,436

Repurchase Agreement (A) [6.1%]
Morgan Stanley
0.001%, dated 06/30/11, to be repurchased on 07/01/11, repurchase price $1,453,297 (collateralized by a U.S. Treasury inflation index note, par value $1,121,351, 3.000%, 07/15/12; with total market value $1,482,364)	$1,453	1,453

Total Repurchase Agreement
(Cost $1,453)		1,453

Total Investments [100.1%]
(Cost $18,249)†		$23,889

Percentages are based on Net Assets of $23,876 ($ Thousands).

†
At June 30, 2011, the tax basis cost of the Fund's investments was $18,249 ($ Thousands), and the unrealized appreciation and depreciation were $6,626 ($ Thousands) and $(986) ($ Thousands), respectively.

*	Non-income producing security.
**	Upon approval of the Board of Trustees and effective July 1, 2011, the RCB Small Cap Value Fund changed its name to the CSC Small Cap Value Fund.
(A)	Tri-Party Repurchase Agreement.

Cl — Class
Ser — Series

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
June 30, 2011 (Unaudited)

CSC Small Cap Value Fund**

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$22,436	$—	$—	$22,436
Repurchase Agreement	—	1,453	—	1,453
Total Investments in Securities	$22,436	$1,453	$—	$23,889

For the period ended June 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 2

Item 2.  Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CNI Charter Funds

By (Signature and Title)	/s/ Rich Gershen
Rich Gershen, President & CEO

Date: August 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Rich Gershen
Rich Gershen, President & CEO

Date: August 23, 2011

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Controller and COO

Date: August 23, 2011